THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.9%

	Shares	Value

AUSTRALIA — 1.8%
Alliance Aviation Services, Cl A	23,600	$74,471
Amcor	4,047	46,776
Austal	120,500	191,006
Australia & New Zealand Banking Group	3,888	79,062
Aventus Group ‡	48,000	110,605
Brambles	1,111	9,474
Commonwealth Bank of Australia	1,804	131,923
CSL	1,333	282,617
Dexus ‡	8,112	61,197
Domino’s Pizza Enterprises	16,635	1,424,012
Harvey Norman Holdings	29,200	121,499
Medibank Pvt	21,609	52,489
Metcash	38,800	114,178
Mineral Resources	101,119	4,675,719
Mirvac Group ‡	16,929	35,531
National Australia Bank	3,804	72,385
New Hope	39,700	58,122
Newcrest Mining	4,891	95,079
NRW Holdings	54,900	68,691
Oil Search	10,684	29,872
Qantas Airways	12,200	41,094
Regis Resources	26,300	49,794
Rio Tinto	1,440	140,990
Sandfire Resources	16,200	82,267
Tabcorp Holdings	19,477	70,751
Telstra	3,793	10,522
Vita Group	82,500	61,148
Wesfarmers	2,256	101,221
Westpac Banking	562	10,113

		8,302,608

AUSTRIA — 0.0%
Erste Group Bank	1,877	72,832
Vienna Insurance Group Wiener Versicherung Gruppe	4,200	115,838

		188,670

BELGIUM — 0.1%
Ageas	173	9,145
Ascencio ‡	1,200	71,175
EVS Broadcast Equipment	4,600	95,603
Solvay	80	10,676
Tessenderlo Group *	1,400	59,206

		245,805

BERMUDA — 0.5%
Signet Jewelers	2,354	151,456

COMMON STOCK (continued)

	Shares	Value

BERMUDA (continued)
Teekay LNG Partners LP (A)	152,006	$2,202,567

		2,354,023

BRAZIL — 0.1%
Cia Siderurgica Nacional	7,000	62,752
Cosan	9,288	45,653
Cyrela Brazil Realty Empreendimentos e Participacoes *	62,900	251,201
JBS	10,200	62,866
Suzano *	4,276	44,622
Telefonica Brasil	5,272	41,644
Vale	2,900	61,082

		569,820

CANADA — 3.1%
Agnico Eagle Mines	1,814	117,352
Artis Real Estate Investment Trust ‡	12,400	116,685
Atco, Cl I	1,300	46,973
Bank of Nova Scotia	15,000	936,238
Bausch Health *	20,764	607,475
Canadian Apartment Properties ‡	1,800	89,957
Canadian Imperial Bank of Commerce	1,800	209,303
Canadian National Railway	2,487	270,229
Canadian Pacific Railway	29,890	2,221,425
CGI, Cl A *	112	10,188
CI Financial	3,500	63,823
Cogeco	1,400	104,349
Constellation Software	268	429,288
Dollarama	227	10,689
Empire	3,500	114,937
Enbridge	893	35,140
Fairfax Financial Holdings	200	84,248
Franco-Nevada	1,000	159,947
Hardwoods Distribution	4,700	132,833
iA Financial	2,400	132,773
Lululemon Athletica *	5,405	2,162,919
Lundin Mining	166,800	1,520,131
Metro, Cl A	1,286	66,691
Newmont	200	12,538
Open Text	2,442	126,837
Pizza Pizza Royalty	12,900	118,495
Quebecor, Cl B	7,700	201,449
Saputo	344	9,926
Shopify, Cl A *	2,281	3,421,340
Teck Resources, Cl B	4,606	105,145
Thomson Reuters	1,000	105,963
Waste Connections	1,310	165,955
West Fraser Timber	1,350	96,835

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

CANADA (continued)
Wheaton Precious Metals	3,708	$171,282

		14,179,358

CHILE — 0.0%
Banco de Chile	466,746	42,745
Banco Santander Chile	985,230	48,620
Falabella	13,787	53,594

		144,959

CHINA — 1.8%
Alibaba Group Holding ADR *	14,002	2,733,051
Anhui Conch Cement, Cl H	52,000	248,586
Bank of China, Cl H	962,000	334,236
Bank of Communications, Cl H	51,000	29,532
China Citic Bank, Cl H	82,000	36,721
China Communications Services, Cl H	996,000	426,794
China Construction Bank, Cl H	50,000	34,873
China Medical System Holdings	484,000	981,559
China National Building Material, Cl H	164,000	177,271
China Petroleum & Chemical, Cl H	84,000	38,481
China Resources Beer Holdings	4,000	29,931
China Shenhua Energy, Cl H	22,500	42,561
Country Garden Holdings	74,000	72,370
GDS Holdings ADR *	3,569	210,428
Industrial & Commercial Bank of China, Cl H	887,000	493,085
Jiangxi Copper, Cl H	26,000	54,535
Metallurgical Corp of China, Cl H	240,000	73,194
Powerlong Real Estate Holdings	130,000	87,992
Tencent Holdings	19,700	1,214,273
Want Want China Holdings	1,308,000	881,970

		8,201,443

CZECH REPUBLIC — 0.1%
Komercni banka as *	10,958	407,252
Moneta Money Bank	19,914	80,957

		488,209

DENMARK — 1.0%
AP Moller - Maersk, Cl B	188	522,089
Chr Hansen Holding *	1,064	95,694
Dfds *	1,800	99,429
DSV PANALPINA	241	58,722
Novo Nordisk, Cl B	2,916	269,699
Novozymes, Cl B	2,359	185,342
Scandinavian Tobacco Group	16,398	336,014
Sydbank	2,800	85,773
Tryg	936	23,142

COMMON STOCK (continued)

	Shares	Value

DENMARK (continued)
Vestas Wind Systems	76,790	$2,831,103

		4,507,007

FINLAND — 0.1%
Cargotec, Cl B	2,000	107,285
Kone, Cl B	873	72,306
Nokia *	16,209	99,428
Nordea Bank Abp	5,559	65,157
Orion, Cl B	1,821	77,528
UPM-Kymmene	1,082	44,205

		465,909

FRANCE — 3.5%
Air France-KLM *	5,000	23,245
Air Liquide	3,446	599,194
AXA	41,503	1,077,220
Cie de Saint-Gobain	10,485	749,382
Dassault Systemes	8,260	455,824
Derichebourg	6,100	64,438
Engie	2,277	30,393
EssilorLuxottica	61	11,517
Fnac Darty	4,522	313,808
Hermes International	2,447	3,741,661
Kaufman & Broad	2,600	115,351
Klepierre *,‡	1,437	34,860
L’Oreal	4,872	2,230,281
LVMH Moet Hennessy Louis Vuitton	3,160	2,526,156
Mersen	1,405	55,667
Orange	27,548	307,018
Pernod Ricard	48	10,597
Prodware	8,000	54,663
Sanofi	3,716	382,977
SCOR	3,400	95,145
Thales	13,000	1,364,785
TotalEnergies	41,430	1,803,676
Unibail-Rodamco-Westfield *,‡	591	49,194
Vicat	2,700	136,123

		16,233,175

GERMANY — 1.3%
Aareal Bank *	1,800	45,438
adidas	1,267	460,063
Allianz	5,238	1,304,855
CropEnergies	8,300	97,770
Daimler	16,790	1,499,367
Deutsche Boerse	683	114,037
Deutsche Post	4,987	337,854
Deutsche Telekom	7,987	165,863
Deutsche Wohnen	2,983	186,272
Freenet	5,500	131,793
Fresenius & KGaA	556	29,231

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

GERMANY (continued)
Hamburger Hafen und Logistik	3,300	$78,293
HelloFresh *	1,356	127,205
Merk	852	174,495
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	242	65,424
QIAGEN *	2,399	128,603
SAP	2,964	424,880
Siemens	1,834	286,264
Siltronic	900	146,906
Symrise, Cl A	1,082	159,542
Wuestenrot & Wuerttembergische	3,300	72,186

		6,036,341

GREECE — 0.0%
FF Group *(B)(C) (D)	6,400	—
Motor Oil Hellas Corinth Refineries	4,400	70,777

		70,777

HONG KONG — 1.3%
AIA Group	12,000	143,762
ANTA Sports Products	15,000	326,786
Brightoil Petroleum Holdings *(B)(C)	139,000	26,830
Brilliance China Automotive Holdings (B)(C)	344,000	224,259
CanSino Biologics, Cl H *	1,400	59,270
China Huishan Dairy Holdings *(B)(C)	166,000	—
China Resources Cement Holdings	60,000	49,491
China Resources Gas Group	6,000	36,983
China SCE Group Holdings	191,000	66,607
China Vanke, Cl H	20,600	53,679
CSPC Pharmaceutical Group	15,040	20,283
CT Environmental Group *(B)(C) (D)	250,000	5,469
Dawnrays Pharmaceutical Holdings	407,000	93,224
Far East Horizon	62,000	66,139
Galaxy Entertainment Group *	251,315	1,704,291
Guangzhou R&F Properties	40,000	35,053
Hang Seng Bank	600	11,512
Henderson Land Development	5,008	22,394
Hua Han Health Industry Holdings *(B)(C)	564,000	—
Jardine Matheson Holdings	2,300	136,712
Jiangsu Expressway, Cl H	8,000	8,544
Kerry Properties	17,500	51,569
Kingboard Holdings	16,500	86,416

COMMON STOCK (continued)

	Shares	Value

HONG KONG (continued)
Lee & Man Paper Manufacturing	74,000	$55,230
Lenovo Group	78,000	72,669
Link ‡	9,500	90,830
Longfor Group Holdings	24,000	111,952
MTR	6,500	38,517
NetDragon Websoft Holdings	38,000	88,702
Nine Dragons Paper Holdings	565,000	711,780
Postal Savings Bank of China, Cl H	68,000	43,927
Sunny Optical Technology Group	17,100	517,545
Superb Summit International Group *(B)(C)	75,000	—
Swire Properties	17,800	50,621
Techtronic Industries	2,500	44,684
Tianyun International Holdings	489,000	97,534
WH Group	994,000	823,734
Wharf Real Estate Investment	13,000	73,355
Yadea Group Holdings	20,000	34,332

		6,084,685

HUNGARY — 0.0%
Magyar Telekom Telecommunications	55,700	78,833

INDIA — 1.6%
Adani Green Energy *	18,678	221,455
Bajaj Auto	1,435	73,849
Firstsource Solutions	93,800	245,545
GHCL	20,200	101,265
HCL Technologies	2,581	35,549
Hindalco Industries	83,099	496,707
Infosys ADR	35,371	782,406
IRB Infrastructure Developers *	67,500	149,078
Larsen & Toubro	3,709	79,820
Maruti Suzuki India	681	63,856
Nandan Denim *	75,791	77,711
NHPC	302,000	106,531
Nucleus Software Exports	9,000	82,048
Oil India	51,808	116,161
Reliance Industries	137,743	3,739,120
Tata Consultancy Services	11,772	501,071
Tata Steel	36,676	706,906

		7,579,078

INDONESIA — 0.1%
Adaro Energy	758,600	70,024
Bank Central Asia	90,400	186,582

		256,606

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

IRELAND — 0.3%
Accenture, Cl A	2,052	$651,880
CRH PLC	1,259	63,100
Dalata Hotel Group *	6,200	28,389
Flutter Entertainment *	547	93,521
James Hardie Industries *	4,582	153,767
Kingspan Group	135	14,685
Prothena PLC *	3,833	192,033

		1,197,375

ISRAEL — 0.2%
Bank Hapoalim	6,219	49,605
Bank Leumi Le-Israel *	58,088	445,296
Bezeq The Israeli Telecommunication *	83,263	89,072
Check Point Software Technologies *	308	39,147
Elbit Systems	156	20,758
Harel Insurance Investments & Financial Services	19,900	189,636
Mehadrin *	1	32
Mizrahi Tefahot Bank *	2,005	60,873
Plus500	3,800	74,001
Tower Semiconductor *	–	—

		968,420

ITALY — 0.2%
A2A	113,600	241,285
ACEA	1,700	39,647
Ferrari	310	67,609
FNM	70,000	50,238
Intesa Sanpaolo	33,239	91,931
Iren	58,300	177,599
Moncler	1,756	120,817
Unipol Gruppo	50,215	267,459

		1,056,585

JAPAN — 3.9%
ADEKA	1,400	28,101
Aichi Steel	1,500	39,611
Aiphone	4,800	86,239
Aisan Industry	7,800	67,758
Araya Industrial	4,000	54,692
Asahi Kasei	13,000	140,659
Asanuma	2,000	85,775
Bridgestone	300	13,126
Brother Industries	36,000	726,858
Canon	2,000	45,513
Central Japan Railway	100	14,452
Daiwabo Holdings	7,000	140,632
Eco’s	2,200	37,420
ENEOS Holdings	21,250	89,006
FJ Next	9,100	85,272
Fuji	1,700	39,717

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)
FUJIFILM Holdings	1,600	$114,212
Fujitsu	1,700	287,685
Furuno Electric	7,400	72,648
Grandy House	13,900	54,989
Gunma Bank	27,900	89,011
H.U. Group	6,500	168,388
Hokko Chemical Industry	8,500	82,594
Idemitsu Kosan	2,176	51,055
Innotech	7,600	92,762
I-O Data Device, Cl O	7,000	64,127
ITOCHU	46,300	1,364,036
Japan Aviation Electronics Industry	4,700	74,374
Japan Exchange Group	3,800	85,938
Kaga Electronics	2,500	64,879
Kanamoto	3,900	90,652
Kaneka	2,500	98,560
KDDI	7,034	213,639
Keyence	400	221,467
Kitagawa	3,700	55,919
Kitano Construction	2,400	50,426
Makita	800	41,274
Marubeni	10,000	84,399
Mitsubishi	34,100	951,772
Mitsubishi Heavy Industries	2,000	57,317
Mitsubishi UFJ Financial Group	10,200	53,787
Mitsui	28,848	657,268
Mizuho Financial Group	56,230	802,407
Mizuho Leasing	2,200	72,795
Mory Industries	3,000	63,033
MS&AD Insurance Group Holdings	300	9,243
Murata Manufacturing	4,400	362,572
NEC	7,100	358,543
Nidec	800	89,258
Nintendo	1,000	514,106
Nippon Soda	2,700	86,263
Nippon Telegraph & Telephone	71,900	1,836,742
Nishi-Nippon Financial Holdings	5,800	32,567
Nissan Motor *	66,700	383,584
Nissin Foods Holdings	900	63,990
Nitto Fuji Flour Milling	1,300	78,210
Nomura Real Estate Holdings	4,900	120,909
Nomura Research Institute	4,290	137,649
NTT Data	700	10,790
Obic	500	87,599
Ono Pharmaceutical	5,000	113,281
Oriental Land	2,000	272,549

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)
Raysum	6,200	$46,569
Resona Holdings	228,300	855,514
Ryoden	5,800	87,868
Sakai Heavy Industries	1,500	35,003
Sakai Ovex	4,400	152,609
San-In Godo Bank	11,300	56,137
Sanko Metal Industrial	2,900	62,333
Sekisui House	3,700	72,867
SG Holdings	2,600	69,630
Shibaura Mechatronics	1,500	101,454
Shimadzu	2,700	108,290
Shinko Electric Industries	14,600	492,411
Shizuoka Bank	6,000	43,207
SK-Electronics	3,200	29,198
Sojitz	21,300	64,848
Soken Chemical & Engineering	4,900	87,767
Sompo Holdings	2,000	82,585
Sony Group	6,400	663,598
Sumitomo	612	8,273
Sumitomo Mitsui Financial Group	4,000	134,725
Tachibana Eletech	3,700	48,297
Toho Gas	900	43,726
Tokai Rika	44,800	693,409
Tokio Marine Holdings	1,600	75,986
Tokyo Gas	1,764	33,413
Tomoku	4,400	76,285
Towa Bank	7,600	34,153
Toyo Suisan Kaisha	2,000	76,296
Toyota Motor	9,034	807,423
Trend Micro *	200	10,373
USS	500	8,650
Yamaguchi Financial Group	10,900	62,595
Yamaya	1,900	40,198
Yotai Refractories	11,100	126,071
Yuasa Trading	1,300	36,972
Yushiro Chemical Industry	6,800	73,204

		17,936,036

MALAYSIA — 0.1%
AMMB Holdings *	45,600	30,796
CIMB Group Holdings	50,500	53,252
Genting	40,900	45,649
Genting Malaysia	514,200	336,301
Malayan Banking	23,500	44,606
Malaysia Airports Holdings *	27,400	37,529
Pantech Group Holdings	311,028	37,957
Paramount	150,920	28,074
RHB Bank	37,300	45,167

		659,331

COMMON STOCK (continued)

	Shares	Value

MEXICO — 0.1%
Cemex *	1	$1
Coca-Cola Femsa	9,900	55,950
Fomento Economico Mexicano	1,400	12,203
Grupo Aeroportuario del Pacifico, Cl B *	13,000	148,708
Grupo Financiero Banorte, Cl O	11,900	76,985
Megacable Holdings	14,000	49,301
Wal-Mart de Mexico	3,000	9,883

		353,031

NETHERLANDS — 3.1%
Adyen *	630	1,711,035
Akzo Nobel	88	10,867
ASML Holding	1,434	1,086,995
ASML Holding ADR, Cl G	3,823	2,931,247
Koninklijke Philips	575	26,527
NN Group	70,340	3,498,685
NXP Semiconductors	2,150	443,739
OCI *	170,372	4,131,014
Signify	3,800	212,721
Unilever	1,713	98,737
Van Lanschot Kempen	2,700	69,342
Wolters Kluwer	2,415	275,250

		14,496,159

NEW ZEALAND — 0.0%
a2 Milk *	7,025	30,443
Fisher & Paykel Healthcare	2,182	47,962
Spark New Zealand	8,632	28,476
Warehouse Group	35,400	84,841

		191,722

NORWAY — 0.1%
DNB Bank	2,570	52,667
Gjensidige Forsikring	1,717	39,316
Mowi	402	10,247
Norsk Hydro	16,901	112,447
Pareto Bank *	900	5,583
SpareBank 1 SR-Bank	12,000	157,152
Yara International	196	10,323

		387,735

PHILIPPINES — 0.2%
Bank of the Philippine Islands	33,601	54,114
Converge ICT Solutions *	1,302,032	593,905
SM Investments	3,190	58,107

		706,126

PORTUGAL — 0.0%
Banco Espirito Santo *(B)(C) (D)	66,989	80
EDP - Energias de Portugal	5,646	29,315

		29,395

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

RUSSIA — 0.6%
Gazprom PJSC ADR	103,263	$803,799
LUKOIL PJSC ADR	11,126	955,493
MMC Norilsk Nickel PJSC ADR	482	16,658
Polyus PJSC	330	63,217
Ros Agro GDR	7,600	110,808
Rosneft Oil PJSC GDR	1,426	10,493
Sberbank of Russia PJSC ADR	13,230	220,280
Tatneft ADR	19,300	769,491

		2,950,239

SAUDI ARABIA — 0.1%
Al Rajhi Bank	483	14,295
Dar Al Arkan Real Estate Development *	103,520	291,126
National Industrialization *	3,040	17,548

		322,969

SINGAPORE — 0.2%
Centurion	49,900	12,522
DBS Group Holdings	15,400	345,632
Frencken Group	111,700	156,633
Hong Leong Finance	37,300	66,895
Oversea-Chinese Banking	6,000	54,467
United Overseas Bank	2,600	50,428
Wilmar International	13,800	44,304
Yanlord Land Group	95,700	79,105

		809,986

SOUTH AFRICA — 0.3%
Absa Group *	8,727	81,264
Bidvest Group	6,014	82,063
Exxaro Resources	12,318	152,436
FirstRand	3,931	14,585
Impala Platinum Holdings	43,400	782,052
Merafe Resources	1,219,900	75,769
MultiChoice Group	8,586	71,237
Nedbank Group *	3,546	40,975
Sanlam	4,997	19,741
Standard Bank Group	7,458	62,891

		1,383,013

SOUTH KOREA — 2.3%
Celltrion *	893	196,805
Celltrion Healthcare *	576	53,782
CJ Logistics *	59	9,028
Daihan Pharmaceutical	3,400	95,623
Daishin Securities	6,200	96,483
Fila Holdings	1,191	54,049
Hanwha Solutions *	798	27,126
Hyundai Merchant Marine *	10,960	381,134
Hyundai Mobis	1,193	276,405
Hyundai Motor	1,230	233,115
INTOPS	4,500	111,106
KB Financial Group	20,700	923,199

COMMON STOCK (continued)

	Shares	Value

SOUTH KOREA (continued)
KB Financial Group ADR	300	$13,287
Kia	1,262	91,722
Korea Zinc	24	11,413
KT&G	11,528	824,825
LG	524	42,913
LG Uplus	5,600	70,837
NAVER	734	276,626
NCSoft	104	74,502
Netmarble	498	59,963
POSCO	271	86,348
Samsung C&T	403	49,576
Samsung Electronics	86,534	5,905,602
Samyang Packaging	4,000	99,457
Shinhan Financial Group	20	681
SK Hynix	3,872	378,700
SK Telecom ADR	1,555	45,204
Tovis	11,300	75,841
Wins	6,000	89,198
Woori Financial Group	6,046	57,030
Yuhan	1,690	90,506

		10,802,086

SPAIN — 0.6%
Aena SME *	56	8,915
Amadeus IT Group, Cl A *	428	28,046
Cellnex Telecom *	36,685	2,390,864
Grifols	4,464	113,534
Mediaset Espana Comunicacion	7,700	45,808
Naturhouse Health SAU *	19,700	40,195
Prosegur Cia de Seguridad *	39,500	134,948
Red Electrica	1,884	37,379
Repsol	1,522	16,648

		2,816,337

SWEDEN — 0.9%
Assa Abloy, Cl B	4,942	158,506
Betsson, Cl B	10,400	83,723
BHG Group *	16,355	252,305
Bilia, Cl A	65,400	1,403,209
Cloetta, Cl B	49,900	161,959
Essity, Cl B	4,618	151,011
Husqvarna, Cl B	712	9,967
ICA Gruppen	919	45,425
Lundin Energy	2,323	72,428
New Wave Group, Cl B	10,700	171,530
Nobia	18,500	151,616
Proact IT Group	11,097	103,901
Securitas, Cl B	3,100	54,665
Swedbank, Cl A	519	10,114
Tele2, Cl B	3,286	48,269

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

SWEDEN (continued)
Telefonaktiebolaget LM Ericsson, Cl B	46,399	$532,906
Volvo, Cl B	34,200	805,498

		4,217,032

SWITZERLAND — 1.6%
Alcon	3,668	267,249
Bellevue Group	1,600	75,244
Cie Financiere Richemont, Cl A	445	56,985
EFG International	12,300	100,073
Geberit	505	414,659
Givaudan	109	544,128
Helvetia Holding	600	65,375
Kuehne + Nagel International	171	57,689
Nestle	2,232	282,866
Novartis	1,201	111,210
Roche Holding	7,766	3,003,608
Schindler Holding	591	191,291
SGS	4	12,951
Sika	1,956	689,032
STMicroelectronics	2,384	97,638
Swatch Group	3,448	224,005
Tecan Group	878	506,436
Vetropack Holding	2,000	132,251
VP Bank, Cl A	400	47,602
Zehnder Group	1,700	180,538
Zurich Insurance Group	329	132,857

		7,193,687

TAIWAN — 2.5%
Acter Group	9,373	63,347
Asustek Computer	6,000	75,309
Capital Securities	161,000	92,115
Cathay Financial Holding	373,000	724,259
China Steel	61,000	79,290
Darfon Electronics *	48,000	80,672
Dimerco Express	37,000	134,293
Evergreen Marine Taiwan	33,000	155,766
Far Eastern New Century	49,939	52,859
Formosa Plastics	3,200	11,420
Fubon Financial Holding	30,000	80,458
Giant Manufacturing	1,000	11,514
Grand Pacific Petrochemical	130,000	135,509
Hon Hai Precision Industry	119,302	469,273
Innolux	105,000	69,837
Jarllytec	32,000	79,185
Mega Financial Holding	10,683	12,644
Phison Electronics	9,000	153,192
Sea ADR *	13,125	3,624,600
Taiwan Hon Chuan Enterprise	29,000	80,887

COMMON STOCK (continued)

	Shares	Value

TAIWAN (continued)
Taiwan Semiconductor Manufacturing	97,625	$2,024,763
Taiwan Semiconductor Manufacturing ADR	26,061	3,039,755
United Microelectronics	76,000	157,082

		11,408,029

THAILAND — 0.3%
Bangkok Dusit Medical Services, Cl F	159,617	109,269
Bangkok Expressway & Metro (D)	49,625	11,550
Pruksa Holding	113,000	43,319
PTT (D)	62,100	65,657
Quality Houses	641,600	42,946
Sri Trang Gloves Thailand	89,200	101,772
Susco	1,073,500	100,597
Thanachart Capital	736,500	728,265

		1,203,375

TURKEY — 0.0%
Eregli Demir ve Celik Fabrikalari	35,332	83,864
Turk Hava Yollari AO *	1	2
Turkiye Sise ve Cam Fabrikalari	68,156	61,394

		145,260

UKRAINE — 0.0%
Ferrexpo	26,600	177,772

UNITED ARAB EMIRATES — 0.0%
Aldar Properties PJSC	85,975	92,924

UNITED KINGDOM — 3.1% 3i Group	11,579	205,934
Admiral Group	1,330	62,856
Antofagasta	5,378	111,721
AstraZeneca	2,550	293,061
BAE Systems	106,643	853,832
Barratt Developments	396,562	3,878,416
Berkeley Group Holdings	152	10,237
BHP Group	328	10,596
BT Group, Cl A *	5,288	12,760
Bunzl	1,986	73,597
CareTech Holdings	11,800	104,153
Croda International	646	75,607
Devro	30,000	92,366
Drax Group	22,600	126,599
Experian	246	10,833
Ferguson	3,003	421,176
GlaxoSmithKline	46,900	924,284
Halfords Group	17,600	87,043

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED KINGDOM (continued)
Halma	1,439	$57,786
Headlam Group	10,500	77,354
Hon Hai Precision Industry GDR	117,800	936,510
HSBC Holdings	55,107	304,444
International Personal Finance	32,400	67,194
Intertek Group	116	8,314
J Sainsbury	38,468	151,483
Jupiter Fund Management	26,500	99,602
Land Securities Group ‡	1,073	10,584
Linde	579	177,979
Lloyds Banking Group	19,667	12,475
London Stock Exchange Group	1,189	123,789
Lookers *	120,900	112,427
Man Group	13,000	35,770
Natwest Group	28,151	79,199
Ocado Group *	16,187	417,376
OSB Group	17,900	120,425
Petrofac	15,200	21,825
Reckitt Benckiser Group	2,668	204,823
Redrow	18,761	167,942
RELX	358	10,520
Rentokil Initial	10,538	83,024
Rio Tinto	3,856	327,006
Royal Mail	44,064	308,819
Segro ‡	16,734	283,195
Severfield	96,800	106,297
Severn Trent	426	16,580
Spirax-Sarco Engineering	342	71,355
Stagecoach Group	57,600	59,768
Standard Chartered	7,770	46,658
SThree	17,600	122,565
Tate & Lyle	16,900	173,647
Tesco	608,621	1,971,153
Vodafone Group	28,445	45,936
WM Morrison Supermarkets	63,568	236,452
XLMedia * (D)	89,307	63,310

		14,468,657

UNITED STATES — 56.8%

Communication Services — 8.5%
Activision Blizzard	12,250	1,024,345
Alphabet, Cl A *	4,147	11,174,216
Anterix *	2,847	166,037
AT&T	42,063	1,179,867
Charter Communications, Cl A *	988	735,121
Comcast, Cl A	15,738	925,867
Electronic Arts	2,801	403,232
Facebook, Cl A *	31,587	11,254,448

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Communication Services (continued)
iHeartMedia *	9,429	$243,740
Match Group *	224	35,677
Netflix *	1,678	868,482
Nexstar Media Group, Cl A	3,410	501,509
Roku, Cl A *	1,301	557,231
Scholastic	8,404	282,458
Take-Two Interactive Software *	2,263	392,449
TEGNA	6,622	117,342
T-Mobile US *	26,092	3,757,770
Twitter *	7,276	507,501
Verizon Communications	31,186	1,739,555
ViacomCBS, Cl B	367	15,021
Vimeo *	2,485	111,328
Walt Disney *	18,677	3,287,526
WideOpenWest *	8,071	179,499

		39,460,221

Consumer Discretionary — 8.4%
Aaron’s	9,765	281,916
Academy Sports & Outdoors *	3,962	146,792
Advance Auto Parts	767	162,650
Amazon.com *	2,912	9,689,942
American Eagle Outfitters	9,110	314,022
Asbury Automotive Group *	1,920	394,483
AutoNation *	1,538	186,606
AutoZone *	226	366,927
BJ’s Restaurants *	3,955	160,494
Boot Barn Holdings *	4,498	388,717
BorgWarner	21,500	1,053,070
Callaway Golf	4,498	142,497
Carnival *	7,210	156,097
Chewy, Cl A *	433	36,242
Chipotle Mexican Grill, Cl A *	783	1,459,074
Cricut, Cl A *	5,241	178,875
Crocs *	2,452	333,006
Dana	14,001	338,264
Designer Brands, Cl A *	7,983	116,312
Dick’s Sporting Goods	2,258	235,148
Dollar General	1,600	372,224
DR Horton	7,200	687,096
eBay	159	10,845
Everi Holdings *	8,157	185,082
Ford Motor *	39,400	549,630
Fox Factory Holding *	1,642	265,249
General Motors *	18,600	1,057,224
Gentherm *	679	56,309
Genuine Parts	94	11,930
G-III Apparel Group *	6,543	195,374
Hasbro	636	63,244

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)
Hibbett	2,024	$179,448
Hilton Grand Vacations *	7,650	311,126
Home Depot	3,212	1,054,146
International Game Technology	8,143	152,681
Kontoor Brands	2,166	119,953
La-Z-Boy, Cl Z	5,813	195,201
Lennar, Cl A	3,900	410,085
Lowe’s	1,584	305,221
McDonald’s	2,474	600,465
Modine Manufacturing *	15,295	255,885
NIKE, Cl B	3,326	557,138
O’Reilly Automotive *	413	249,386
Papa John’s International	1,702	194,232
Party City Holdco *	14,587	124,573
Peloton Interactive, Cl A *	2,580	304,569
Red Rock Resorts, Cl A *	3,311	130,453
Rent-A-Center, Cl A	2,336	133,666
Revolve Group, Cl A *	2,185	152,098
Scientific Games, Cl A *	4,447	274,424
Shutterstock	1,401	151,994
Skyline Champion *	4,774	269,254
Starbucks	29,486	3,580,485
Target	7,216	1,883,737
Taylor Morrison Home, Cl A *	8,400	225,288
Tesla *	2,247	1,544,138
TJX	45,028	3,098,377
Toll Brothers	14,500	859,415
Tri Pointe Homes *	10,750	259,290
Vail Resorts *	224	68,365
Whirlpool	5,100	1,129,854
YETI Holdings *	2,014	194,009
Yum China Holdings	1,280	79,603
Yum! Brands	1,857	243,991

		38,887,891

Consumer Staples — 2.1%
Beauty Health *	11,000	193,160
BellRing Brands, Cl A *	5,906	195,311
Celsius Holdings *	2,613	179,330
Church & Dwight	3,796	328,658
Clorox	2,323	420,208
Colgate-Palmolive	116	9,222
Costco Wholesale	131	56,293
Duckhorn Portfolio *	8,152	179,099
Edgewell Personal Care	8,618	354,027
Hormel Foods	6,488	300,913
Hostess Brands, Cl A *	19,396	312,082
Kimberly-Clark	69	9,365
Kraft Heinz	33,700	1,296,439

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Staples (continued)
Kroger	4,885	$198,820
McCormick	4,866	409,571
Medifast	561	160,171
Molson Coors Beverage, Cl B	21,900	1,070,691
PepsiCo	4,568	716,948
Procter & Gamble	4,205	598,077
Spectrum Brands Holdings	3,268	285,460
Walgreens Boots Alliance	40,532	1,911,084
Walmart	4,879	695,501

		9,880,430

Energy — 0.7%
Antero Resources *	11,026	149,954
Callon Petroleum *	2,798	110,129
ChampionX *	25,902	601,963
Denbury *	2,272	149,293
Magnolia Oil & Gas, Cl A	43,685	611,590
Northern Oil and Gas	7,814	134,948
PDC Energy	10,286	406,811
Range Resources *	36,157	550,671
Valero Energy	7,300	488,881

		3,204,240

Financials — 7.1%
Aflac	23,600	1,298,000
AGNC Investment ‡	1,909	30,296
American Express	14,390	2,453,927
Ameriprise Financial	4,900	1,262,044
Ameris Bancorp	9,231	448,719
Aon, Cl A	1,495	388,745
Atlantic Union Bankshares	9,706	344,272
Banc of California	23,002	393,794
Bancorp *	24,132	563,965
Berkshire Hathaway, Cl B *	4,661	1,297,110
Capital One Financial	31,995	5,173,591
Charles Schwab	48,880	3,321,396
Chubb	1,123	189,495
Cincinnati Financial	2,100	247,548
Citigroup	64,745	4,378,057
Citizens Financial Group	26,200	1,104,592
CME Group, Cl A	1,500	318,195
Cowen, Cl A	3,282	131,214
Dime Community Bancshares	4,459	147,236
Enterprise Financial Services	8,494	378,578
Everest Re Group	489	123,634
FB Financial	3,728	140,956
First Horizon	32,800	506,760
First Merchants	7,261	295,740
FNB	15,046	172,427
Globe Life	1,580	147,114
Great Western Bancorp	13,912	428,490

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials (continued)
Heritage Insurance Holdings	21,466	$157,560
Independent Bank Group	5,623	391,923
Intercontinental Exchange	2,900	347,507
JPMorgan Chase	5,540	840,861
Ladder Capital, Cl A ‡	25,528	291,530
Lincoln National	18,000	1,109,160
Marsh & McLennan	2,500	368,050
Meta Financial Group	10,634	528,510
OneMain Holdings, Cl A	9,199	561,139
Pacific Premier Bancorp	3,736	141,893
Preferred Bank	6,998	412,742
Primerica	970	141,833
PROG Holdings *	4,705	205,938
Progressive	1,200	114,192
S&P Global	27	11,575
StepStone Group, Cl A	4,025	183,178
Sterling Bancorp	9,533	206,961
Stifel Financial	2,227	148,185
StoneX Group *	2,172	140,159
Texas Capital Bancshares *	2,299	144,791
Travelers	410	61,057
Triumph Bancorp *	4,342	332,858
Umpqua Holdings	19,702	371,777

		32,899,274

Health Care — 7.2%
Abbott Laboratories	4,469	540,660
AbbVie	33,164	3,856,973
Agilent Technologies	5,191	795,417
Agiliti *	6,246	122,359
Agios Pharmaceuticals *	2,835	136,335
Amgen	4,100	990,314
Anavex Life Sciences *	1,474	26,458
AngioDynamics *	7,014	186,783
Anthem	541	207,749
Apellis Pharmaceuticals *	3,093	197,921
Arvinas *	1,907	192,798
AtriCure *	2,833	239,275
Avid Bioservices *	7,175	184,039
Beam Therapeutics *	1,755	161,460
Becton Dickinson	172	43,989
BioCryst Pharmaceuticals *	11,894	191,731
Biogen *	30	9,802
Biohaven Pharmaceutical Holding *	2,076	261,597
Bridgebio Pharma *	2,627	140,413
Bristol-Myers Squibb	34,107	2,314,842
Celldex Therapeutics *	4,069	178,019
Cerevel Therapeutics Holdings *	4,745	116,917

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Cigna	493	$113,139
Coherus Biosciences *	11,785	153,794
CVS Health	466	38,380
Cytokinetics *	5,524	163,952
Danaher	3,089	918,947
Dicerna Pharmaceuticals *	5,069	190,138
Eli Lilly	5,963	1,451,990
Flexion Therapeutics *	18,360	108,875
Gilead Sciences	140	9,561
Globus Medical, Cl A *	2,376	197,612
HCA Healthcare	4,000	992,800
Henry Schein *	2,260	181,139
Heska *	839	201,947
Inmune Bio *	5,344	81,336
Inovalon Holdings, Cl A *	5,525	209,287
Integer Holdings *	3,374	330,281
Intellia Therapeutics *	1,868	264,976
Intra-Cellular Therapies, Cl A *	4,180	143,499
Intuitive Surgical *	600	594,876
Invitae *	4,771	133,540
IQVIA Holdings *	2,900	718,330
IVERIC bio *	16,579	143,077
Jazz Pharmaceuticals *	5,200	881,504
Johnson & Johnson	5,200	895,440
McKesson	2,085	424,986
Medtronic	2,497	327,881
Merck	31,527	2,423,480
Moderna *	1,178	416,541
ModivCare *	2,185	371,450
Myriad Genetics *	5,052	159,795
Omnicell *	1,267	185,615
Organon *	1,570	45,546
Orthofix Medical *	7,574	300,991
Owens & Minor	4,102	189,717
PAVmed *	26,290	180,612
Pfizer	40,247	1,722,974
Phreesia *	2,850	194,797
PLx Pharma *	8,953	167,690
Privia Health Group *	3,504	145,416
Progyny *	2,928	163,060
Protagonist Therapeutics *	4,424	218,678
RadNet *	5,624	206,626
RAPT Therapeutics *	3,783	116,025
Regeneron Pharmaceuticals *	900	517,149
Rubius Therapeutics *	5,529	118,818
Select Medical Holdings	13,805	544,607
Shockwave Medical *	1,446	263,172
STAAR Surgical *	1,102	140,968
Stereotaxis *	18,067	164,590

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Health Care (continued)
Surgery Partners *	2,107	$114,958
Teladoc Health *	7,592	1,127,032
Tenet Healthcare *	3,020	216,957
Thermo Fisher Scientific	1,152	622,092
Tivity Health *	6,057	151,910
Translate Bio *	4,528	125,154
UnitedHealth Group	2,255	929,556
Varex Imaging *	12,752	348,130

		33,561,244

Industrials — 3.8%
3M	269	53,246
A O Smith	894	62,875
AAR *	6,988	249,891
Advanced Drainage Systems	1,305	159,327
Air Transport Services Group *	9,135	221,067
Allison Transmission Holdings	18,600	742,326
API Group *	13,021	298,441
Atkore *	6,048	454,265
BrightView Holdings *	16,326	261,706
Carrier Global	1,864	102,986
CH Robinson Worldwide	4,748	423,379
Cornerstone Building Brands *	22,179	373,051
CSX	14,700	475,104
Cummins	2,800	649,880
Deluxe	3,457	151,762
EMCOR Group	978	119,130
EnPro Industries	3,406	317,167
Equifax	1,700	443,020
Expeditors International of Washington	3,900	500,175
Fastenal	1,025	56,139
Fortive	2,250	163,485
Forward Air	1,332	117,802
General Dynamics	367	71,943
Griffon	11,609	268,400
Herc Holdings *	1,882	233,443
Honeywell International	2,447	572,084
Johnson Controls International	1,900	135,698
Kadant	1,813	326,576
KBR	3,220	124,614
Kforce	5,493	342,928
Korn Ferry	2,581	177,418
L3Harris Technologies	12,425	2,817,245
Lockheed Martin	700	260,169
MasTec *	1,178	119,249
Middleby *	746	142,852
MYR Group *	5,358	512,386
Norfolk Southern	36	9,282

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Industrials (continued)
Northrop Grumman	800	$290,416
Otis Worldwide	932	83,461
RBC Bearings *	726	170,610
Resideo Technologies *	7,160	211,220
Rexnord	3,558	200,422
Roper Technologies	433	212,750
Ryder System	2,055	156,488
Shyft Group	3,295	129,955
SkyWest *	2,953	119,567
Southwest Airlines *	1,470	74,264
Sterling Construction *	21,015	461,489
Trane Technologies	62	12,624
Union Pacific	2,084	455,896
United Airlines Holdings *	14,700	686,784
United Parcel Service, Cl B	2,187	418,504
Verisk Analytics, Cl A	300	56,982
Vertiv Holdings, Cl A	7,156	200,654
Vicor *	1,564	180,814
Waste Management	1,400	207,564
WESCO International *	4,477	476,577
XPEL *	2,081	192,701

		17,510,253

Information Technology — 14.6%
Adobe *	19	11,811
Advanced Energy Industries	2,520	261,450
Amdocs	13,500	1,040,985
Apple	85,491	12,469,717
Applied Materials	9,000	1,259,370
Asana, Cl A *	3,040	216,022
Automatic Data Processing	1,930	404,586
Avid Technology *	5,395	201,719
Broadcom	1,112	539,765
Brooks Automation	1,381	122,923
Calix *	2,891	135,241
Cisco Systems	19,100	1,057,567
Cohu *	4,544	160,903
CommScope Holding *	9,411	199,137
CommVault Systems *	2,202	166,449
Domo, Cl B *	2,312	204,219
EMCORE *	17,400	152,076
Fidelity National Information Services	2,787	415,402
Fiserv *	5,861	674,660
Global Payments	1,268	245,244
HP	35,700	1,030,659
Ichor Holdings *	2,464	127,069
Intel	26,600	1,428,952
Intuit	1,100	582,967
J2 Global *	1,720	242,984

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)
Jabil	2,905	$172,964
Keysight Technologies *	398	65,491
Manhattan Associates *	1,356	216,458
Mastercard, Cl A	1,455	561,543
Maxim Integrated Products *	740	73,933
MaxLinear, Cl A *	4,026	194,174
Methode Electronics	6,541	312,856
Micron Technology	31,699	2,459,208
Microsoft	34,195	9,742,498
Motorola Solutions	2,128	476,502
NCR *	4,143	183,949
Nutanix, Cl A *	5,004	180,244
NVIDIA	22,080	4,305,379
Olo, Cl A *	4,396	154,168
Onto Innovation *	6,531	457,693
Oracle	29,511	2,571,589
Paychex	4,831	549,864
PayPal Holdings *	15,375	4,236,274
Perficient *	2,491	234,876
Plexus *	2,616	236,277
Power Integrations	2,456	238,207
Qorvo *	22,471	4,260,277
QUALCOMM	5,701	854,010
Rambus *	8,074	191,031
Rapid7 *	2,279	259,236
Rogers *	658	125,415
salesforce.com *	126	30,483
Seagate Technology Holdings	16,400	1,441,560
ServiceNow *	106	62,316
Shift4 Payments, Cl A *	1,313	117,107
Sprout Social, Cl A *	2,198	195,270
Squarespace *	1,045	52,908
Switch, Cl A	8,846	182,758
Synaptics *	1,266	192,331
Synopsys *	1,000	287,990
Texas Instruments	3,748	714,444
TTEC Holdings	1,256	131,252
Twilio, Cl A *	5,761	2,152,252
Ultra Clean Holdings *	2,391	129,138
Unisys *	12,490	279,152
Verint Systems *	3,836	163,682
VeriSign *	1,393	301,403
Visa, Cl A	13,443	3,312,221
Vishay Intertechnology	14,088	311,767
Workiva, Cl A *	1,918	248,899
Xilinx *	1,236	185,202
Zoom Video Communications, Cl A *	1,331	503,251

		67,661,379

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Materials — 2.5%
AdvanSix *	5,141	$171,966
Air Products and Chemicals	1,818	529,093
Arconic *	10,762	386,786
Avient	8,997	436,534
Ball	1,810	146,393
CF Industries Holdings	45,098	2,130,881
Crown Holdings	6,080	606,541
Ecolab	1,584	349,795
Element Solutions	7,743	181,109
HB Fuller	4,880	315,346
Huntsman	27,200	718,352
Koppers Holdings *	4,888	150,111
LyondellBasell Industries, Cl A	11,400	1,132,362
Martin Marietta Materials	138	50,135
Materion	4,352	310,559
Newmont	1,731	108,741
Olin	2,784	130,932
Packaging Corp of America	1,500	212,250
PPG Industries	64	10,465
Sealed Air	2,179	123,658
Sherwin-Williams	10,317	3,002,557
Summit Materials, Cl A *	3,644	122,438
Valvoline	4,371	134,102
Vulcan Materials	59	10,619

		11,471,725

Real Estate — 1.3%
Alexandria Real Estate Equities ‡	55	11,074
American Finance Trust ‡	45,000	381,150
American Tower, Cl A ‡	39	11,029
Armada Hoffler Properties ‡	30,749	399,737
AvalonBay Communities ‡	83	18,910
Crown Castle International ‡	3,821	737,797
Digital Realty Trust ‡	900	138,744
DigitalBridge Group *,‡	17,763	123,630
Equinix ‡	794	651,406
Global Medical ‡	27,177	422,874
Hudson Pacific Properties ‡	12,291	335,053
Independence Realty Trust ‡	25,523	492,083
Innovative Industrial Properties, Cl A ‡	1,628	350,004
iStar ‡	8,268	200,334
Life Storage ‡	1,781	209,018
National Storage Affiliates Trust ‡	4,012	217,330
Pebblebrook Hotel Trust ‡	13,383	300,984
Public Storage ‡	39	12,187
Retail Opportunity Investments ‡	21,993	388,616

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2021
(Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Real Estate (continued)
Ryman Hospitality Properties *,‡	2,703	$207,320
Sabra Health Care ‡	16,804	312,386

		5,921,666

Utilities — 0.6%
Ameren	1,847	155,000
American Electric Power	3,937	346,928
Black Hills	3,834	259,370
CMS Energy	3,900	240,981
Consolidated Edison	197	14,533
Duke Energy	297	31,218
Otter Tail	5,265	267,409
Portland General Electric	3,586	175,355
South Jersey Industries	10,287	258,924
Vistra	38,700	741,105
WEC Energy Group	786	73,994
Xcel Energy	4,722	322,277

		2,887,094

		263,345,417

Total Common Stock (Cost $294,724,742)		435,306,004

REGISTERED INVESTMENT COMPANIES — 4.3%

EXCHANGE TRADED FUNDS — 4.3%
iShares MSCI ACWI ETF	11,292	1,153,026

Vanguard Total International Stock ETF	287,000	18,637,780

Total Registered Investment Companies (Cost $19,858,787)		19,790,806

PREFERRED STOCK — 0.4%

BRAZIL — 0.0%
Cia Paranaense de Energia, 1.019%	78,000	91,355
Itau Unibanco Holding ADR (E)	9,599	55,386
Itausa, 0.168%	24,817	53,272

		200,013

COLOMBIA — 0.0%
Bancolombia (E)	6,333	45,399

GERMANY — 0.4%
Einhell Germany (E)	700	127,463
Schaeffler (E)	19,300	168,161
STO & KGaA, 0.247%	500	126,929

PREFERRED STOCK (continued)

	Shares/ Number of Warrants/ Number of Rights	Value

GERMANY (continued)
Volkswagen, 2.060%	$5,867	$1,430,229

		1,852,782

SOUTH KOREA — 0.0%
LG Household & Health Care, 1.430%	106	61,928

Total Preferred Stock (Cost $2,114,355)		2,160,122

WARRANTS — 0.0%

MALAYSIA — 0.0%
Paramount, Strike Price 1.790%, Expires 07/28/2024 *	43,120	920

SINGAPORE — 0.0%
Ezion Holdings, Strike Price $0.276, Expires 04/16/2023*(B)(C)	102,720	—

Total Warrants (Cost $—)		920

RIGHTS — 0.0%

HONG KONG — 0.0%
China SCE Group Holdings, $0.030# *	5,787	—

Total Rights (Cost $—)		—

Total Investments in Securities — 98.6% (Cost $316,697,884)		$457,257,852

A list of the open forward foreign currency contracts held by the Fund at July 31, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
State Street	08/18/21	USD	1,512,600	EUR	1,838,505	$43,539

State Street	10/14/21	USD	1,808,900	GBP	2,511,052	(3,772)

						$39,767

Percentages are based on net assets of $463,730,860.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date unavailable.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
JULY 31, 2021
(Unaudited)

(A)	Security considered Master Limited Partnership. At July 31, 2021, these securities amounted to $2,202,567 or 0.5% of Net Assets.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2021, was $256,638 and represented 0.1% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities considered illiquid. The total value of such securities as of July 31, 2021 was $146,066 and represented 0.0% of Net Assets.
(E)	There is currently no stated rate.

ACWI — All Country World Index
ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
EUR — Euro
GBP — British Pound Sterling
GDR — Global Depositary Receipt
LP — Limited Partnership
MSCI — Morgan Stanley Capital International
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
S&P — Standard & Poor’s
USD — United States Dollar

The following is a list of the inputs used as of July 31, 2021, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3 ‡	Total

Common Stock
Australia	$8,302,608	$—	$—	$8,302,608
Austria	188,670	—	—	188,670
Belgium	245,805	—	—	245,805
Bermuda	2,354,023	—	—	2,354,023
Brazil	569,820	—	—	569,820
Canada	14,179,358	—	—	14,179,358
Chile	144,959	—	—	144,959
China	8,201,443	—	—	8,201,443
Czech Republic	488,209	—	—	488,209
Denmark	4,507,007	—	—	4,507,007
Finland	465,909	—	—	465,909
France	16,233,175	—	—	16,233,175
Germany	6,036,341	—	—	6,036,341
Greece	70,777	—	—	70,777
Hong Kong	5,828,127	—	256,558	6,084,685
Hungary	78,833	—	—	78,833
India	7,579,078	—	—	7,579,078
Indonesia	256,606	—	—	256,606
Ireland	1,197,375	—	—	1,197,375
Israel	968,420	—	—	968,420
Italy	1,056,585	—	—	1,056,585
Japan	17,936,036	—	—	17,936,036
Malaysia	659,331	—	—	659,331
Mexico	353,031	—	—	353,031
Netherlands	14,496,159	—	—	14,496,159
New Zealand	191,722	—	—	191,722
Norway	387,735	—	—	387,735
Philippines	706,126	—	—	706,126
Portugal	29,315	—	80	29,395
Russia	2,950,239	—	—	2,950,239
Saudi Arabia	322,969	—	—	322,969
Singapore	809,986	—	—	809,986
South Africa	1,383,013	—	—	1,383,013
South Korea	10,802,086	—	—	10,802,086
Spain	2,816,337	—	—	2,816,337
Sweden	4,217,032	—	—	4,217,032
Switzerland	7,193,687	—	—	7,193,687

Investments in Securities	Level 1	Level 2	Level 3 ‡	Total
Taiwan	$11,408,029	$—	$—	$11,408,029
Thailand	1,203,375	—	—	1,203,375
Turkey	145,260	—	—	145,260
Ukraine	177,772	—	—	177,772
United Arab Emirates	92,924	—	—	92,924
United Kingdom	14,468,657	—	—	14,468,657
United States	263,345,417	—	—	263,345,417

Total Common Stock	435,049,366	—	256,638	435,306,004

Registered Investment Companies	19,790,806	—	—	19,790,806
Preferred Stock
Brazil	200,013	—	—	200,013
Colombia	45,399	—	—	45,399
Germany	1,852,782	—	—	1,852,782
South Korea	61,928	—	—	61,928

Total Preferred Stock	2,160,122	—	—	2,160,122

Warrants	920	—	—	920
Rights	—	—	—	—

Total Investments in Securities	$457,001,214	$—	$256,638	$457,257,852

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$–	$43,539	$–	$43,539
Unrealized Depreciation	–	(3,772)	–	(3,772)

Total Other Financial Instruments	$–	$39,767	$–	$39,767

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 28.3%

	Face Amount	Value

COMMUNICATION SERVICES — 2.7%
AMC Networks
4.250%, 02/15/29	$155,000	$155,000
America Movil
2.875%, 05/07/30	200,000	212,052
AT&T
5.250%, 03/01/37	50,000	63,476
4.850%, 03/01/39	156,000	191,273
3.900%, 03/11/24	250,000	269,037
3.800%, 12/01/57(A)	529,000	561,378
3.650%, 09/15/59(A)	66,000	68,045
3.600%, 07/15/25	250,000	274,614
3.550%, 09/15/55(A)	36,000	37,145
3.500%, 09/15/53(A)	127,000	131,138
2.550%, 12/01/33(A)	288,000	290,143
1.700%, 03/25/26	185,000	187,858
Bharti Airtel International Netherlands BV
5.350%, 05/20/24(A)	235,000	258,072
Cable One
4.000%, 11/15/30(A)	110,000	110,550
CCO Holdings
4.250%, 02/01/31(A)	195,000	200,850
Charter Communications Operating
5.750%, 04/01/48	171,000	220,654
Comcast
3.150%, 02/15/28	250,000	275,811
CSC Holdings
5.375%, 02/01/28(A)	10,000	10,563
Diamond Sports Group
5.375%, 08/15/26(A)	160,000	92,800
Intelsat Jackson Holdings
9.750%, 07/15/25(A) (B)	190,000	106,400
8.500%, 10/15/24(A) (B)	43,000	23,865
5.500%, 08/01/23(B)	150,000	82,125
Level 3 Financing
4.625%, 09/15/27(A)	33,000	34,271
4.250%, 07/01/28(A)	85,000	86,541
3.875%, 11/15/29(A)	95,000	102,458
Lumen Technologies
4.000%, 02/15/27(A)	23,000	23,633
NBN MTN
1.450%, 05/05/26(A)	200,000	201,554
Ooredoo International Finance MTN
3.250%, 02/21/23(A)	200,000	207,894
2.625%, 04/08/31(A)	200,000	205,012
Prosus
3.832%, 02/08/51(A)	200,000	185,588
Qwest
7.250%, 09/15/25	65,000	76,863
Sinclair Television Group
4.125%, 12/01/30(A)	115,000	111,406
Sirius XM Radio
4.000%, 07/15/28(A)	105,000	108,281
Sprint
7.875%, 09/15/23	10,000	11,316

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

COMMUNICATION SERVICES (continued)
Sprint Spectrum
5.152%, 03/20/28(A)	$250,000	$289,375
4.738%, 03/20/25(A)	285,938	305,830
3.360%, 09/20/21(A)	23,438	23,520
Tencent MTN
3.290%, 06/03/60(A)	200,000	194,311
Tencent Holdings MTN
3.680%, 04/22/41(A)	200,000	211,682
Time Warner Cable
5.500%, 09/01/41	100,000	126,325
4.500%, 09/15/42	150,000	170,201
T-Mobile USA
4.500%, 02/01/26	30,000	30,698
4.375%, 04/15/40	100,000	118,457
3.875%, 04/15/30	290,000	327,436
3.750%, 04/15/27	50,000	55,744
2.625%, 04/15/26	143,000	146,618
2.550%, 02/15/31	85,000	87,402
2.250%, 02/15/26	100,000	101,125
Verizon Communications
5.250%, 03/16/37	250,000	333,631
4.272%, 01/15/36	250,000	300,031
2.550%, 03/21/31	225,000	233,596
2.100%, 03/22/28	55,000	56,532
1.500%, 09/18/30	250,000	242,391
ViacomCBS
4.200%, 05/19/32	80,000	93,485
2.900%, 01/15/27	250,000	268,614
Virgin Media Secured Finance
5.500%, 05/15/29(A)	75,000	80,119
4.500%, 08/15/30(A)	130,000	131,109
Vodafone Group
5.250%, 05/30/48	65,000	86,471
4.875%, 06/19/49	163,000	207,720
Walt Disney
3.700%, 10/15/25	250,000	276,834
3.600%, 01/13/51	100,000	115,547

		9,792,470

CONSUMER DISCRETIONARY — 2.1%
Alibaba Group Holding
3.250%, 02/09/61	200,000	194,162
Alimentation Couche-Tard
3.550%, 07/26/27(A)	165,000	183,489
Amazon.com
3.875%, 08/22/37	250,000	302,692
2.875%, 05/12/41	110,000	115,561
American Honda Finance MTN
2.350%, 01/08/27	500,000	530,420
American University
3.672%, 04/01/49	250,000	292,716
Asbury Automotive Group
4.750%, 03/01/30	15,000	15,881
4.500%, 03/01/28	15,000	15,544
Caesars Entertainment
6.250%, 07/01/25(A)	33,000	34,815
Cargill
3.250%, 05/23/29(A)	500,000	555,365

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Dana
4.250%, 09/01/30	$60,000	$62,346
El Puerto de Liverpool
3.875%, 10/06/26(A)	390,000	420,693
Expedia Group
6.250%, 05/01/25(A)	20,000	23,322
4.625%, 08/01/27	35,000	39,927
3.600%, 12/15/23	70,000	74,371
Falabella
3.750%, 04/30/23(A)	200,000	208,502
Ford Motor Credit
3.813%, 10/12/21	80,000	80,373
3.219%, 01/09/22	165,000	166,347
2.900%, 02/16/28	200,000	200,240
0.999%, 10/12/21	180,000	180,063
General Motors
5.000%, 04/01/35	135,000	165,465
General Motors Financial
4.375%, 09/25/21	50,000	50,293
4.200%, 11/06/21	40,000	40,400
3.450%, 04/10/22	30,000	30,469
3.150%, 06/30/22	85,000	86,892
2.900%, 02/26/25	80,000	84,893
Georgetown University
5.215%, 10/01/18	35,000	55,639
Goodyear Tire & Rubber
5.625%, 04/30/33	195,000	207,187
Group 1 Automotive
4.000%, 08/15/28(A)	40,000	41,066
Hanesbrands
5.375%, 05/15/25(A)	35,000	36,753
4.875%, 05/15/26(A)	40,000	43,124
4.625%, 05/15/24(A)	10,000	10,575
Hasbro
3.900%, 11/19/29	10,000	11,254
Hilton Domestic Operating
3.625%, 02/15/32(A)	100,000	99,750
Home Depot
3.900%, 06/15/47	250,000	303,388
Hyundai Capital America
3.000%, 02/10/27(A)	85,000	90,848
2.650%, 02/10/25(A)	120,000	125,701
Ken Garff Automotive
4.875%, 09/15/28(A)	35,000	35,919
Lear
5.250%, 05/15/49	135,000	173,026
Lennar
4.750%, 11/15/22	10,000	10,412
4.500%, 04/30/24	5,000	5,438
Lithia Motors
4.375%, 01/15/31(A)	70,000	76,342
3.875%, 06/01/29(A)	35,000	36,856
Lowe’s
4.050%, 05/03/47	250,000	294,784
Magic Mergeco
5.250%, 05/01/28(A)	110,000	113,850
Marriott International
3.500%, 10/15/32	175,000	188,607
Mohawk Industries
3.625%, 05/15/30	175,000	195,403

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Newell Brands
4.875%, 06/01/25	$30,000	$33,225
Nissan Motor
3.522%, 09/17/25(A)	200,000	214,423
NVR
3.000%, 05/15/30	95,000	101,567
Reynolds American
5.850%, 08/15/45	265,000	330,652
Toyota Motor
2.358%, 07/02/24	105,000	110,408
Toyota Motor Credit MTN
1.800%, 02/13/25	130,000	134,579
1.650%, 01/10/31	300,000	300,080

		7,536,097

CONSUMER STAPLES — 2.2%
Albertsons
3.500%, 03/15/29(A)	105,000	106,050
3.250%, 03/15/26(A)	140,000	143,381
Altria Group
2.350%, 05/06/25	35,000	36,637
Anheuser-Busch
4.900%, 02/01/46	420,000	537,921
4.700%, 02/01/36	78,000	96,903
Anheuser-Busch InBev Finance
4.700%, 02/01/36	250,000	310,768
Anheuser-Busch InBev Worldwide
4.600%, 06/01/60	135,000	169,279
4.350%, 06/01/40	140,000	169,375
Archer-Daniels-Midland
2.500%, 08/11/26	250,000	267,305
Bacardi
5.300%, 05/15/48(A)	280,000	372,431
Bausch Health
5.250%, 01/30/30(A)	80,000	75,293
5.000%, 01/30/28(A)	80,000	76,300
Bayer US Finance II
4.375%, 12/15/28(A)	270,000	312,768
4.250%, 12/15/25(A)	45,000	50,274
BRF
5.750%, 09/21/50(A)	200,000	202,500
Bunge Finance
3.250%, 08/15/26	250,000	272,116
2.750%, 05/14/31	250,000	256,226
Clorox
3.900%, 05/15/28	250,000	287,204
Coca-Cola
2.500%, 06/01/40	250,000	253,655
JBS USA LUX
6.500%, 04/15/29(A)	50,000	56,001
5.500%, 01/15/30(A)	10,000	11,163
3.750%, 12/01/31(A)	50,000	51,375
Kraft Heinz Foods
5.000%, 06/04/42	310,000	388,033
3.875%, 05/15/27	80,000	88,580
Kroger
5.400%, 01/15/49	120,000	166,992

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER STAPLES (continued)
2.650%, 10/15/26	$250,000	$267,029
Minerva Luxembourg
4.375%, 03/18/31(A)	200,000	196,500
PepsiCo
4.000%, 05/02/47	250,000	309,580
Pilgrim’s Pride
5.875%, 09/30/27(A)	10,000	10,700
Post Holdings
5.750%, 03/01/27(A)	90,000	93,677
4.625%, 04/15/30(A)	200,000	203,750
4.500%, 09/15/31(A)	175,000	177,100
Primo Water Holdings
4.375%, 04/30/29(A)	111,000	111,000
Procter & Gamble
3.500%, 10/25/47	250,000	302,206
Shire Acquisitions Investments Ireland
2.875%, 09/23/23	500,000	522,745
Smithfield Foods
3.000%, 10/15/30(A)	15,000	15,318
Walmart
4.750%, 10/02/43	500,000	668,607
2.650%, 12/15/24	400,000	427,380

		8,064,122

ENERGY — 2.4%
Antero Resources
8.375%, 07/15/26(A)	9,000	10,182
Archrock Partners
6.250%, 04/01/28(A)	50,000	50,937
Calpine
5.000%, 02/01/31(A)	140,000	141,400
3.750%, 03/01/31(A)	115,000	110,687
Chesapeake Energy
5.875%, 02/01/29(A)	20,000	21,250
Chevron
2.566%, 05/16/23	450,000	466,639
Clearway Energy Operating
3.750%, 02/15/31(A)	145,000	145,000
CNPC General Capital
3.950%, 04/19/22(A)	200,000	204,724
ConocoPhillips
4.150%, 11/15/34	250,000	293,544
Devon Energy
4.500%, 01/15/30(A)	87,000	94,840
Diamondback Energy
4.750%, 05/31/25	70,000	78,578
Dolphin Energy
5.500%, 12/15/21(A)	200,000	203,488
Energean Israel Finance
4.500%, 03/30/24(A)	90,000	91,569
Energy Transfer
6.050%, 06/01/41	250,000	315,571
5.500%, 06/01/27	75,000	88,996
5.000%, 05/15/50	75,000	88,057
4.950%, 06/15/28	50,000	58,301
4.000%, 10/01/27	175,000	195,130
EOG Resources
2.625%, 03/15/23	406,000	418,950

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)
EQM Midstream Partners
6.500%, 07/01/27(A)	$55,000	$61,737
4.750%, 07/15/23	40,000	41,700
4.500%, 01/15/29(A)	80,000	80,962
Equities
5.000%, 01/15/29	10,000	11,307
3.125%, 05/15/26(A)	10,000	10,287
Exxon Mobil
4.327%, 03/19/50	100,000	126,359
3.452%, 04/15/51	107,000	119,462
Gray Oak Pipeline
3.450%, 10/15/27(A)	5,000	5,313
2.600%, 10/15/25(A)	15,000	15,552
Kinder Morgan
5.625%, 11/15/23(A)	320,000	351,399
Kinder Morgan Energy Partners
5.800%, 03/15/35	200,000	262,539
Leviathan Bond
6.125%, 06/30/25(A)	85,000	92,461
Nevada Power
3.125%, 08/01/50	250,000	266,264
New Fortress Energy
6.750%, 09/15/25(A)	125,000	127,502
6.500%, 09/30/26(A)	55,000	55,562
Occidental Petroleum
8.000%, 07/15/25	25,000	29,673
5.875%, 09/01/25	140,000	155,210
ONEOK
5.850%, 01/15/26	25,000	29,606
Pan American Energy
9.125%, 04/30/27(A)	65,000	71,736
Pattern Energy Operations
4.500%, 08/15/28(A)	80,000	82,577
Petroleos Mexicanos MTN
6.750%, 09/21/47	230,000	205,597
Petroleos Mexicanos
7.690%, 01/23/50	125,000	121,500
6.950%, 01/28/60	35,000	31,409
6.625%, 06/15/35	60,000	57,936
5.950%, 01/28/31	15,000	14,745
Phillips 66
4.300%, 04/01/22	500,000	513,098
Plains All American Pipeline
4.500%, 12/15/26	140,000	158,456
Qatar Petroleum
3.125%, 07/12/41(A)	200,000	207,374
Range Resources
5.000%, 03/15/23	79,000	81,765
4.875%, 05/15/25	40,000	41,480
Rattler Midstream
5.625%, 07/15/25(A)	55,000	57,325
Rockies Express Pipeline
6.875%, 04/15/40(A)	40,000	42,120
Ruby Pipeline
8.000%, 04/01/22(A)(C) (D)	143,939	136,418
Saudi Arabian Oil Company MTN
4.375%, 04/16/49(A)	200,000	234,000

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)
Shell International Finance BV
1.750%, 09/12/21	$500,000	$500,880
Southern Natural Gas
0.625%, 04/28/23(A)	45,000	44,951
Sunoco Logistics Partners Operations
5.400%, 10/01/47	105,000	126,443
5.350%, 05/15/45	65,000	77,002
Targa Resources Partners
6.500%, 07/15/27	25,000	27,156
Thaioil Treasury Center MTN
4.875%, 01/23/43(A)	200,000	219,302
TransMontaigne Partners
6.125%, 02/15/26	23,000	23,403
Transocean Pontus
6.125%, 08/01/25(A)	44,225	43,672
Transocean Poseidon
6.875%, 02/01/27(A)	55,000	53,625
Transocean Proteus
6.250%, 12/01/24(A)	20,350	20,147
Transportadora de Gas Internacional ESP
5.550%, 11/01/28(A)	200,000	224,002
USA Compression Partners
6.875%, 04/01/26	10,000	10,474
6.875%, 09/01/27	27,000	28,549
Venture Global Calcasieu Pass
3.875%, 08/15/29(A)	115,000	117,588
Williams
3.500%, 11/15/30	175,000	193,159

		8,688,627

FINANCIALS — 7.6%
Ally Financial
3.050%, 06/05/23	250,000	260,672
American Express
2.500%, 07/30/24	160,000	168,920
American Express Credit MTN
2.700%, 03/03/22	750,000	759,523
Ares Capital
2.150%, 07/15/26	195,000	196,457
Athene Global Funding
2.450%, 08/20/27(A)	160,000	168,561
1.608%, 06/29/26(A)	115,000	116,241
0.739%, 05/24/24(A)	165,000	165,791
Banco Santander
1.849%, 03/25/26	200,000	203,253
Banco Santander Chile
3.875%, 09/20/22(A)	180,000	186,313
2.700%, 01/10/25(A)	150,000	156,750
Bangkok Bank MTN
4.050%, 03/19/24(A)	205,000	221,412
Bank of America MTN
3.970%, 03/05/29	500,000	566,435
3.559%, 04/23/27	245,000	269,664
3.300%, 01/11/23	500,000	521,856

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
2.884%, 10/22/30	$80,000	$84,885
2.087%, 06/14/29	220,000	223,953
Bank of America
3.004%, 12/20/23	70,000	72,462
1.734%, 07/22/27	460,000	467,998
1.658%, 03/11/27	390,000	396,130
0.976%, 04/22/25	260,000	261,396
Bank of New York Mellon MTN
3.500%, 04/28/23	250,000	264,034
Barclays
3.811%, 03/10/42	200,000	216,027
Bayer US Finance II
4.625%, 06/25/38(A)	180,000	217,926
Berkshire Hathaway Finance
4.200%, 08/15/48	250,000	314,705
BNP Paribas
1.323%, 01/13/27(A)	200,000	198,124
Brighthouse Financial
5.625%, 05/15/30	130,000	159,782
Capital One Bank USA
3.375%, 02/15/23	500,000	522,029
Citigroup
4.412%, 03/31/31	210,000	246,504
3.980%, 03/20/30	250,000	284,544
1.462%, 06/09/27	570,000	570,502
0.981%, 05/01/25	70,000	70,377
Credit Agricole
2.811%, 01/11/41(A)	250,000	241,394
Credit Suisse Group
4.550%, 04/17/26	10,000	11,356
4.282%, 01/09/28(A)	90,000	100,900
2.593%, 09/11/25(A)	215,000	224,147
2.193%, 06/05/26(A)	80,000	82,336
1.305%, 02/02/27(A)	155,000	152,710
Deutsche Bank NY
3.729%, 01/14/32	200,000	206,028
2.129%, 11/24/26	150,000	153,242
Diageo Capital
2.125%, 04/29/32	250,000	254,094
Discover Bank
4.250%, 03/13/26	250,000	282,958
DNB Bank
2.150%, 12/02/22(A)	370,000	379,298
Farmers Insurance Exchange
8.625%, 05/01/24(A)	315,000	376,735
Fifth Third Bancorp
3.950%, 03/14/28	250,000	290,235
FS KKR Capital
3.400%, 01/15/26	150,000	156,689
Goldman Sachs Group
6.750%, 10/01/37	115,000	169,884
3.750%, 05/22/25	500,000	547,633
1.542%, 09/10/27	170,000	170,912
1.431%, 03/09/27	335,000	336,547
1.093%, 12/09/26	65,000	64,559
HSBC Holdings
4.300%, 03/08/26	250,000	282,771
2.633%, 11/07/25	40,000	41,892

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
2.013%, 09/22/28	$280,000	$283,267
1.589%, 05/24/27	55,000	55,315
0.976%, 05/24/25	400,000	401,027
Huntington Bancshares
2.625%, 08/06/24	205,000	216,304
Intercontinental Exchange
2.100%, 06/15/30	250,000	252,187
JPMorgan Chase
3.875%, 09/10/24	500,000	544,267
3.509%, 01/23/29	250,000	277,357
2.956%, 05/13/31	95,000	100,981
2.739%, 10/15/30	230,000	242,465
2.182%, 06/01/28	175,000	180,722
2.005%, 03/13/26	105,000	108,795
1.578%, 04/22/27	220,000	222,536
0.969%, 06/23/25	345,000	346,478
KeyCorp MTN
2.550%, 10/01/29	250,000	264,903
Liberty Mutual Group
3.950%, 05/15/60(A)	65,000	73,403
Lloyds Banking Group
3.870%, 07/09/25	100,000	108,375
1.627%, 05/11/27	280,000	281,809
Macquarie Group
1.340%, 01/12/27(A)	170,000	169,655
Morgan Stanley MTN
3.700%, 10/23/24	180,000	196,551
3.125%, 07/27/26	250,000	271,760
1.512%, 07/20/27	340,000	342,753
Morgan Stanley
1.593%, 05/04/27	170,000	172,513
0.731%, 04/05/24	160,000	160,543
National Rural Utilities Cooperative Finance
4.750%, 04/30/43	175,000	183,656
3.400%, 02/07/28	250,000	277,518
Nationwide Building Society
3.766%, 03/08/24(A)	375,000	393,040
Nationwide Building Society MTN
3.622%, 04/26/23(A)	200,000	204,637
Nationwide Mutual Insurance
2.409%, 12/15/24(A)	400,000	400,428
Natwest Group
4.269%, 03/22/25	155,000	168,443
Navient MTN
6.125%, 03/25/24	85,000	92,225
Navient
6.750%, 06/15/26	10,000	11,212
5.875%, 10/25/24	10,000	10,887
5.000%, 03/15/27	110,000	114,400
New York Life Insurance
3.750%, 05/15/50(A)	120,000	138,959
Northwestern Mutual Global Funding MTN
0.800%, 01/14/26(A)	250,000	247,817
OneAmerica Financial Partners
4.250%, 10/15/50(A)	20,000	21,339

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Owl Rock Capital
3.400%, 07/15/26	$120,000	$126,127
2.625%, 01/15/27	45,000	45,516
Owl Rock Technology Finance
3.750%, 06/17/26(A)	90,000	95,796
PNC Bank
3.100%, 10/25/27	250,000	276,080
Protective Life Global Funding
1.900%, 07/06/28(A)	150,000	152,529
Quicken Loans
3.875%, 03/01/31(A)	115,000	117,278
3.625%, 03/01/29(A)	15,000	15,037
Raymond James Financial
4.950%, 07/15/46	80,000	104,414
Royal Bank of Canada MTN
1.150%, 06/10/25	250,000	252,267
1.150%, 07/14/26	250,000	250,843
Santander UK
5.000%, 11/07/23(A)	55,000	59,763
Santander UK Group Holdings
5.625%, 09/15/45(A)	200,000	262,068
4.796%, 11/15/24	175,000	191,027
1.532%, 08/21/26	40,000	40,263
1.089%, 03/15/25	220,000	221,085
Societe Generale MTN
2.625%, 01/22/25(A)	310,000	324,857
Standard Chartered
2.819%, 01/30/26(A)	260,000	272,808
Sumitomo Mitsui Financial Group
3.040%, 07/16/29	200,000	215,851
1.474%, 07/08/25	200,000	203,151
Teachers Insurance & Annuity Association of America
4.375%, 09/15/54(A)	350,000	367,062
Toronto-Dominion Bank MTN
2.650%, 06/12/24	200,000	211,735
0.750%, 06/12/23	250,000	251,853
0.750%, 01/06/26	250,000	248,344
Truist Financial MTN
3.750%, 12/06/23	500,000	537,588
Truist Financial
4.000%, 05/01/25	250,000	278,416
U.S. Bancorp MTN
3.150%, 04/27/27	250,000	276,681
UniCredit
1.982%, 06/03/27(A)	200,000	200,428
Wells Fargo
3.069%, 01/24/23	500,000	506,910
2.188%, 04/30/26	795,000	827,241
Wells Fargo MTN
2.393%, 06/02/28	130,000	136,040

		27,667,131

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE — 2.6%
Abbott Laboratories
3.750%, 11/30/26	$282,000	$321,012
AbbVie
4.850%, 06/15/44	125,000	162,129
4.500%, 05/14/35	55,000	67,495
4.400%, 11/06/42	75,000	92,224
4.050%, 11/21/39	50,000	58,869
3.600%, 05/14/25	250,000	272,855
Aetna
2.800%, 06/15/23	225,000	233,938
Amgen
3.625%, 05/15/22	500,000	508,739
Anthem
3.650%, 12/01/27	190,000	214,146
Bayer US Finance II
4.875%, 06/25/48(A)	130,000	166,987
Bristol-Myers Squibb
3.875%, 08/15/25	250,000	278,355
Centene
5.375%, 08/15/26(A)	47,000	48,941
4.250%, 12/15/27	175,000	184,625
3.375%, 02/15/30	95,000	99,112
2.500%, 03/01/31	145,000	145,181
2.450%, 07/15/28	185,000	187,544
Cigna
4.125%, 11/15/25	350,000	393,675
3.000%, 07/15/23	500,000	523,110
CommonSpirit Health
2.782%, 10/01/30	160,000	169,013
CVS Health
5.125%, 07/20/45	110,000	145,262
5.050%, 03/25/48	435,000	579,047
2.700%, 08/21/40	250,000	248,796
DaVita
4.625%, 06/01/30(A)	120,000	124,050
Eli Lilly
3.375%, 03/15/29	250,000	283,490
Fresenius Medical Care US Finance III
1.875%, 12/01/26(A)	150,000	152,192
Gilead Sciences
4.000%, 09/01/36	250,000	296,660
3.500%, 02/01/25	250,000	270,863
HCA
5.250%, 04/15/25	120,000	137,677
5.000%, 03/15/24	145,000	160,400
4.750%, 05/01/23	36,000	38,526
4.125%, 06/15/29	220,000	250,881
2.375%, 07/15/31	40,000	40,376
Johnson & Johnson
3.500%, 01/15/48	250,000	297,929
Medtronic
3.500%, 03/15/25	350,000	384,398
Molina Healthcare
5.375%, 11/15/22	35,000	36,470
4.375%, 06/15/28(A)	120,000	125,550
3.875%, 11/15/30(A)	58,000	61,407
Organon Finance 1
4.125%, 04/30/28(A)	55,000	56,398

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
Providence St. Joseph Health Obligated Group
3.744%, 10/01/47	$175,000	$205,323
Stanford Health Care
3.795%, 11/15/48	250,000	301,619
Stryker
3.650%, 03/07/28	100,000	113,241
Takeda Pharmaceutical
2.050%, 03/31/30	250,000	251,980
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25	200,000	219,640
UnitedHealth Group
3.250%, 05/15/51	250,000	275,504
Upjohn
4.000%, 06/22/50(A)	30,000	32,445
Zoetis
3.250%, 02/01/23	385,000	398,662

		9,616,736

INDUSTRIALS — 3.8%
AerCap Ireland Capital DAC
3.950%, 02/01/22	200,000	202,823
Air Lease MTN
3.750%, 06/01/26	185,000	203,207
Air Lease
3.500%, 01/15/22	180,000	182,610
Aircastle
2.850%, 01/26/28(A)	165,000	169,271
American Airlines
5.750%, 04/20/29(A)	75,000	80,920
5.500%, 04/20/26(A)	65,000	68,006
American Builders & Contractors Supply
3.875%, 11/15/29(A)	125,000	124,375
Avolon Holdings Funding
5.250%, 05/15/24(A)	10,000	11,017
5.125%, 10/01/23(A)	10,000	10,808
3.950%, 07/01/24(A)	65,000	69,445
2.875%, 02/15/25(A)	150,000	155,447
2.750%, 02/21/28(A)	150,000	151,325
BAT Capital
4.540%, 08/15/47	165,000	178,010
2.789%, 09/06/24	355,000	372,647
2.726%, 03/25/31	40,000	40,250
BOC Aviation USA MTN
1.625%, 04/29/24(A)	200,000	201,746
Boeing
5.805%, 05/01/50	160,000	216,992
5.705%, 05/01/40	175,000	227,161
4.875%, 05/01/25	50,000	56,059
1.167%, 02/04/23	225,000	225,748
Burlington Northern Santa Fe
3.900%, 08/01/46	250,000	298,073
Canadian Pacific Railway
2.050%, 03/05/30	500,000	504,254
Caterpillar Financial Services MTN
2.150%, 11/08/24	70,000	73,406

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS (continued)
1.450%, 05/15/25	$250,000	$256,906
Clark Equipment
5.875%, 06/01/25(A)	30,000	31,762
CNH Industrial Capital
4.375%, 04/05/22	120,000	123,059
1.950%, 07/02/23	55,000	56,423
CSX
4.750%, 05/30/42	250,000	322,183
Delta Air Lines
4.750%, 10/20/28(A)	115,000	128,513
Eaton
3.103%, 09/15/27	300,000	328,338
2.750%, 11/02/22	500,000	515,052
Embraer Netherlands Finance BV
5.050%, 06/15/25	190,000	199,158
Equifax
7.000%, 07/01/37	20,000	28,820
3.300%, 12/15/22	55,000	56,731
2.600%, 12/15/25	35,000	37,227
FedEx
4.050%, 02/15/48	250,000	290,907
3.875%, 08/01/42	250,000	285,662
GATX
4.000%, 06/30/30	45,000	51,398
3.250%, 09/15/26	250,000	271,430
GE Capital International Funding Unlimited
4.418%, 11/15/35	595,000	729,134
General Dynamics
1.875%, 08/15/23	500,000	514,920
General Electric
4.350%, 05/01/50	30,000	36,925
4.250%, 05/01/40	140,000	166,902
GFL Environmental
5.125%, 12/15/26(A)	66,000	69,414
4.750%, 06/15/29(A)	111,000	114,735
3.750%, 08/01/25(A)	35,000	36,006
Icahn Enterprises
5.250%, 05/15/27	65,000	68,331
4.375%, 02/01/29	75,000	75,937
IHS Markit
5.000%, 11/01/22(A)	37,000	38,568
4.750%, 08/01/28	125,000	148,750
4.000%, 03/01/26(A)	24,000	26,700
Imperial Brands Finance
3.125%, 07/26/24(A)	105,000	110,656
John Deere Capital MTN
2.600%, 03/07/24	50,000	52,691
Lockheed Martin
4.500%, 05/15/36	250,000	319,734
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)	10,000	10,063
Molex Electronic Technologies
3.900%, 04/15/25(A)	87,000	92,015
Norfolk Southern
4.450%, 06/15/45	250,000	312,646

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS (continued)
Northrop Grumman
3.250%, 01/15/28	$250,000	$274,717
Owens Corning
4.200%, 12/01/24	95,000	104,265
PowerTeam Services
9.033%, 12/04/25(A)	31,000	34,142
Raytheon
3.150%, 12/15/24	450,000	481,839
Raytheon Technologies
4.500%, 06/01/42	250,000	319,547
3.750%, 11/01/46	250,000	289,179
Roper Technologies
1.400%, 09/15/27	250,000	248,811
Ryder System MTN
2.500%, 09/01/24	115,000	120,763
Sabre GLBL
7.375%, 09/01/25(A)	40,000	42,719
Sensata Technologies
3.750%, 02/15/31(A)	65,000	65,488
Southwest Airlines
5.125%, 06/15/27	130,000	153,709
3.450%, 11/16/27	375,000	409,526
Textron
3.000%, 06/01/30	245,000	261,970
TTX MTN
3.900%, 02/01/45(A)	400,000	461,592
Union Pacific
4.150%, 01/15/45	250,000	293,770
United Airlines
4.625%, 04/15/29(A)	45,000	46,427
4.375%, 04/15/26(A)	30,000	30,866
United Airlines 2020-1 Class B Pass Through Trust
4.875%, 01/15/26	37,370	39,196
Univar Solutions USA
5.125%, 12/01/27(A)	65,000	68,025
Waste Management
3.500%, 05/15/24	250,000	268,146

		13,745,993

INFORMATION TECHNOLOGY — 1.0%
Apple
3.850%, 05/04/43	20,000	24,008
Broadcom
3.750%, 02/15/51(A)	120,000	126,628
3.419%, 04/15/33(A)	279,000	297,249
3.150%, 11/15/25	41,000	44,080
Change Healthcare Holdings
5.750%, 03/01/25(A)	10,000	10,113
Corning
5.450%, 11/15/79	150,000	217,791
DXC Technology
4.125%, 04/15/25	35,000	38,489
HCL America
1.375%, 03/10/26(A)	200,000	199,503
Hewlett Packard Enterprise
6.200%, 10/15/35	160,000	221,877
4.650%, 10/01/24	55,000	61,006
4.450%, 10/02/23	85,000	91,766

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
Intel
4.750%, 03/25/50	$155,000	$207,083
2.875%, 05/11/24	500,000	531,150
J2 Global
4.625%, 10/15/30(A)	150,000	159,375
Jabil
3.000%, 01/15/31	60,000	61,982
Microchip Technology
4.333%, 06/01/23	95,000	101,005
2.670%, 09/01/23	85,000	88,295
Micron Technology
2.497%, 04/24/23	120,000	123,598
Oracle
4.100%, 03/25/61	145,000	163,480
3.950%, 03/25/51	165,000	183,270
2.950%, 11/15/24	250,000	266,458
2.875%, 03/25/31	105,000	110,763
Park Aerospace Holdings
5.500%, 02/15/24(A)	40,000	44,077
5.250%, 08/15/22(A)	30,000	31,297
4.500%, 03/15/23(A)	95,000	99,898
Sabre GLBL
9.250%, 04/15/25(A)	15,000	17,595
Science Applications International
4.875%, 04/01/28(A)	15,000	15,731
Seagate HDD Cayman
4.125%, 01/15/31(A)	20,000	20,925
Sprint
7.250%, 09/15/21	25,000	25,162

		3,583,654

MATERIALS — 1.2%
Air Liquide Finance
2.500%, 09/27/26(A)	250,000	266,753
Albemarle
4.150%, 12/01/24	250,000	274,076
Amcor Finance USA
3.625%, 04/28/26	200,000	220,827
Anglo American Capital
2.625%, 09/10/30(A)	200,000	204,921
Braskem America Finance
7.125%, 07/22/41(A)	280,000	358,319
FMG Resources August 2006 Pty
4.375%, 04/01/31(A)	130,000	141,533
Fresnillo
4.250%, 10/02/50(A)	200,000	208,750
Glencore Funding
2.500%, 09/01/30(A)	255,000	256,936
Graphic Packaging International
4.750%, 07/15/27(A)	35,000	37,800
International Flavors & Fragrances
5.000%, 09/26/48	140,000	186,757
International Paper
3.800%, 01/15/26	250,000	279,484

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

MATERIALS (continued)
Koppers
6.000%, 02/15/25(A)	$80,000	$82,000
LYB International Finance II BV
3.500%, 03/02/27	250,000	276,191
Nutrien
3.375%, 03/15/25	250,000	270,199
OCP
5.625%, 04/25/24(A)	200,000	219,744
Orbia Advance
6.750%, 09/19/42(A)	205,000	270,856
Sealed Air
4.875%, 12/01/22(A)	55,000	57,034
4.000%, 12/01/27(A)	10,000	10,650
Sherwin-Williams
3.125%, 06/01/24	250,000	266,988
Sociedad Quimica y Minera de Chile
4.250%, 01/22/50(A)	200,000	217,500
Summit Materials
5.250%, 01/15/29(A)	10,000	10,613
SunCoke Energy
4.875%, 06/30/29(A)	50,000	50,439
Suzano Austria GmbH
3.750%, 01/15/31	65,000	67,717
3.125%, 01/15/32	70,000	69,370
Vale Overseas
3.750%, 07/08/30	85,000	90,950
Valvoline
4.250%, 02/15/30(A)	20,000	20,700
3.625%, 06/15/31(A)	60,000	59,700

		4,476,807

REAL ESTATE — 1.1%
American Campus Communities Operating Partnership
3.625%, 11/15/27	200,000	220,106
American Homes 4 Rent
3.375%, 07/15/51	15,000	15,502
2.375%, 07/15/31	10,000	10,119
American Tower
3.550%, 07/15/27	250,000	276,384
AvalonBay Communities MTN
2.300%, 03/01/30	250,000	259,432
Boston Properties
3.200%, 01/15/25	250,000	268,137
Brixmor Operating Partnership
4.050%, 07/01/30	20,000	22,759
Crown Castle International
4.150%, 07/01/50	10,000	11,697
CyrusOne
2.150%, 11/01/30	110,000	106,111
ERP Operating
3.250%, 08/01/27	250,000	275,565
Forestar Group
3.850%, 05/15/26(A)	55,000	55,550

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

REAL ESTATE (continued)
GLP Capital
5.375%, 04/15/26	$155,000	$179,394
5.300%, 01/15/29	215,000	253,352
5.250%, 06/01/25	5,000	5,647
3.350%, 09/01/24	15,000	15,863
Healthpeak Properties
1.350%, 02/01/27	260,000	261,099
Iron Mountain
4.500%, 02/15/31(A)	140,000	143,150
iStar
4.750%, 10/01/24	15,000	15,900
4.250%, 08/01/25	195,000	202,178
Lamar Media
4.000%, 02/15/30	40,000	40,674
3.625%, 01/15/31(A)	45,000	44,437
Outfront Media Capital
4.250%, 01/15/29(A)	95,000	95,475
Prologis
2.250%, 04/15/30	300,000	311,571
SBA Communications
4.875%, 09/01/24	38,000	38,570
3.125%, 02/01/29(A)	125,000	122,762
SL Green Operating Partnership
3.250%, 10/15/22	125,000	128,669
Ventas Realty
3.250%, 10/15/26	450,000	491,500
Welltower
2.750%, 01/15/31	50,000	52,505

		3,924,108

UTILITIES — 1.6%
Acwa Power Management And Investments One
5.950%, 12/15/39(A)	329,647	390,796
AEP Transmission
3.750%, 12/01/47	120,000	140,290
AES
3.950%, 07/15/30(A)	20,000	22,196
3.300%, 07/15/25(A)	40,000	42,732
Atmos Energy
0.625%, 03/09/23	95,000	95,025
Baltimore Gas & Electric
3.500%, 08/15/46	250,000	284,385
Boston Gas
3.001%, 08/01/29(A)	35,000	37,214
CenterPoint Energy
0.684%, 05/13/24	80,000	80,097
Connecticut Light & Power
4.000%, 04/01/48	250,000	309,673
DPL
4.125%, 07/01/25	35,000	37,527
Duke Energy Carolinas
4.250%, 12/15/41	300,000	370,955
Edison International
4.950%, 04/15/25	10,000	11,108
Enel Americas
4.000%, 10/25/26	40,000	43,750

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES (continued)
Enel Generacion Chile
4.250%, 04/15/24	$45,000	$48,162
Entergy
2.800%, 06/15/30	70,000	74,095
Georgia Power
4.300%, 03/15/43	250,000	299,841
ITC Holdings
3.650%, 06/15/24	204,000	218,876
Metropolitan Edison
4.000%, 04/15/25(A)	400,000	426,283
NextEra Energy Capital Holdings
2.750%, 11/01/29	250,000	266,413
PacifiCorp
5.750%, 04/01/37	250,000	345,512
4.150%, 02/15/50	250,000	310,052
PG&E
5.250%, 07/01/30	95,000	92,592
5.000%, 07/01/28	70,000	68,163
Public Service Electric & Gas MTN
4.000%, 06/01/44	500,000	597,773
Public Service of Colorado
4.100%, 06/15/48	250,000	309,663
Southern Power
0.900%, 01/15/26	250,000	247,796
Transelec
4.250%, 01/14/25(A)	200,000	217,374
Virginia Electric & Power
4.450%, 02/15/44	250,000	317,334

		5,705,677

Total Corporate Obligations (Cost $95,969,677)		102,801,422

U.S. TREASURY OBLIGATIONS — 24.3%

U.S. Treasury Bonds
3.875%, 08/15/40	250,000	337,774
3.750%, 08/15/41	250,000	334,111
3.625%, 08/15/43	250,000	331,367
3.125%, 08/15/44	250,000	309,482
3.000%, 02/15/49	250,000	309,766
2.875%, 08/15/45	250,000	298,604
2.750%, 08/15/42	250,000	290,449
2.500%, 02/15/45	250,000	279,648
2.500%, 02/15/46	250,000	280,254
2.375%, 05/15/51	6,200,000	6,875,219
1.875%, 02/15/41	1,357,000	1,371,630
1.375%, 08/15/50	250,000	219,502
U.S. Treasury Notes
2.875%, 05/31/25	400,000	435,875
2.750%, 02/15/24	500,000	531,406
2.625%, 12/31/25	1,561,000	1,697,831
2.625%, 02/15/29	250,000	278,311
2.375%, 02/29/24	300,000	316,113
2.250%, 11/15/24	250,000	264,971
2.125%, 05/31/26	385,000	411,454
2.000%, 02/15/25	250,000	263,457
2.000%, 08/15/25	250,000	264,404
1.875%, 08/31/22	500,000	509,629

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

U.S. TREASURY OBLIGATIONS (continued)

	Face Amount	Value
1.875%, 09/30/22	$500,000	$510,293
1.625%, 10/31/23	1,550,000	1,598,559
1.625%, 02/15/26	1,090,000	1,137,943
1.625%, 10/31/26	840,000	878,128
1.625%, 05/15/31	3,580,000	3,706,978
1.500%, 02/28/23	500,000	510,781
1.500%, 08/15/26	250,000	259,717
1.375%, 08/31/23	500,000	512,188
1.250%, 05/31/28	700,000	712,250
1.250%, 06/30/28	480,000	488,025
1.125%, 02/29/28	250,000	252,832
1.125%, 02/15/31	250,000	247,656
0.875%, 06/30/26	3,280,000	3,308,956
0.750%, 03/31/26	115,000	115,494
0.750%, 05/31/26	3,480,000	3,491,419
0.625%, 07/31/26	6,360,000	6,335,156
0.500%, 08/31/27	250,000	244,395
0.375%, 11/30/25	250,000	247,559
0.250%, 05/31/25	250,000	247,412
0.125%, 04/30/23	4,610,000	4,607,119
0.125%, 05/31/23	9,360,000	9,353,784
0.125%, 06/30/23	4,860,000	4,856,583
0.125%, 07/31/23	340,000	339,575
0.125%, 09/15/23	2,145,000	2,141,313
United States Treasury Bills
0.045%, 10/07/21 (E)	860,000	859,925
0.035%, 12/09/21 (E)	6,280,000	6,278,875
0.022%, 10/05/21 (E)	1,155,000	1,154,901
0.015%, 08/05/21 (E)	1,230,000	1,229,997
0.022%, 08/03/21 (E)	2,390,000	2,389,999
0.052%, 08/12/21 (E)	6,555,000	6,554,934
0.016%, 08/17/21 (E)	2,195,000	2,194,970
0.040%, 08/19/21 (E)	2,275,000	2,274,957
0.023%, 10/21/21 (E)	2,385,000	2,384,735
0.040%, 01/06/22 (E)	715,000	714,836

Total U.S. Treasury Obligations (Cost $87,334,034)		88,353,501

MORTGAGE-BACKED SECURITIES — 23.9%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 21.3%
FHLMC
5.000%, 02/01/49	1,738,108	1,906,053
4.500%, 01/01/49	1,579,311	1,705,478
4.000%, 03/01/48	2,161,811	2,346,561
3.500%, 04/01/47	7,116,255	7,751,508
3.000%, 10/01/46	2,364,855	2,502,060
2.500%, 06/01/50	1,016,034	1,065,036
FHLMC, Ser 2016-4639, Cl HZ
3.250%, 04/15/53	445,948	496,954
FHLMC, Ser 2018-4818, Cl CA
3.000%, 04/15/48	78,394	81,599

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FNMA
5.000%, 06/01/48	$332,886	$366,069
4.500%, 10/01/49	3,443,247	3,722,342
4.000%, 12/01/45	4,444,443	4,767,753
3.500%, 06/01/29	4,416,431	4,728,394
3.182%, 09/01/27(F)	177,922	198,080
3.000%, 03/01/32	4,130,463	4,378,619
2.960%, 04/01/27	189,424	207,976
2.710%, 12/01/27	173,541	188,468
2.500%, 06/01/29	3,681,592	3,844,212
2.455%, 04/01/40	175,000	187,431
2.000%, 10/01/40	3,030,851	3,110,706
1.500%, 09/01/35	434,868	443,216
FNMA REMIC, Ser 2018-38, Cl PA
3.500%, 06/25/47	77,529	80,728
FNMA REMIC, Ser 2018-57, Cl QA
3.500%, 05/25/46	89,309	91,936
FNMA REMIC, Ser 2018-86, Cl JA
4.000%, 05/25/47	70,486	73,161
FNMA REMIC, Ser 2018-94, Cl KD
3.500%, 12/25/48	37,287	39,222
FNMA TBA
2.500%, 09/15/43	8,706,000	9,045,058
FNMA, Ser 2019-M12, Cl A2
2.885%, 06/25/29(F)	500,000	555,198
GNMA
5.000%, 04/20/47	211,803	230,501
4.500%, 06/20/47	434,309	467,818
4.326%, 10/20/65(F)	30,997	32,778
4.000%, 09/20/48	427,254	455,902
3.500%, 06/20/46	1,129,499	1,197,274
3.490%, 04/20/63(F)	10,429	10,429
3.000%, 10/20/46	567,931	596,716
GNMA TBA
2.500%, 09/21/69	1,500,000	1,556,074
2.000%, 09/21/69	1,050,000	1,073,461
GNMA, Ser 2015-H13, Cl FG
0.489%, VAR ICE LIBOR USD 1 Month+0.400%, 04/20/65	39,333	39,399
GNMA, Ser 2018-124, Cl NW
3.500%, 09/20/48	123,601	132,806
UMBS TBA
2.000%, 09/14/69	16,032,000	16,344,993
1.500%, 09/17/69	1,375,000	1,400,533

		77,422,502

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.6%
Alternative Loan Trust, Ser 2005-56, Cl 1A1
1.549%, VAR ICE LIBOR USD 1 Month+1.460%, 11/25/35	388,877	385,825
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.159%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/45	177,578	182,060

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/38(A)(F)	$185,000	$213,696
BANK, Ser 2019-BN22, Cl A4
2.978%, 11/15/62	150,000	163,515
BANK, Ser 2019-BN24, Cl A3
2.960%, 11/15/62	70,000	76,249
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/30(A)	157,750	157,816
Bear Stearns Mortgage Funding Trust, Ser 2006-AR4, Cl A1
0.299%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/36	394,225	379,736
Bear Stearns Mortgage Funding Trust, Ser 2007-AR5, Cl 1A1A
0.259%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/47	466,312	443,180
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/41(A)	55,000	60,171
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/29	120,000	137,920
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39(A)	105,000	113,021
CIM Trust, Ser 2019-R4, Cl A1
3.000%, 10/25/59(A)(F)	403,128	393,623
CIM Trust, Ser 2021-R1, Cl A2
2.400%, 08/25/56(A)(F)	398,346	399,295
CIM Trust, Ser 2021-R3, Cl A1A
1.951%, 06/25/57(A)(F)	522,413	531,016
Citigroup Commercial Mortgage Trust, Ser 2019-GC43, Cl A4
3.038%, 11/10/52	185,000	202,206
Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4
2.927%, 08/25/35(F)	205,828	188,346
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/47	310,000	336,550
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/37(A)	100,000	108,272
CSMC Trust, Ser 2020-RPL5, Cl A1
3.023%, 08/25/60(A)(F)	448,934	456,081
DBWF Mortgage Trust, Ser 2018-AMXP, Cl A
3.747%, 05/05/35(A)(F)	445,000	452,392
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/45(A)	115,000	124,342
Extended Stay America Trust, Ser 2021-ESH, Cl A
1.174%, VAR ICE LIBOR USD 1 Month+1.080%, 07/15/38(A)	100,000	100,437

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
GS Mortgage Securities Trust, Ser 2020-GC45, Cl A5
2.911%, 02/13/53	$75,000	$81,307
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 1A1A
0.289%, VAR ICE LIBOR USD 1 Month+0.200%, 11/19/36	422,327	392,921
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/39(A)	115,000	126,696
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/41(A)(F)	115,000	125,183
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	180,000	193,721
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/39(A)	110,000	122,374
MKT Mortgage Trust, Ser 2020-525M, Cl A
2.694%, 02/12/40(A)	140,000	148,794
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A4
4.154%, 08/15/46(F)	35,000	36,615
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl A3
3.272%, 01/15/49	214,454	228,670
Natixis Commercial Mortgage Securities Trust, Ser 2020-2PAC, Cl A
2.966%, 12/15/38(A)	115,000	120,751
OBX Trust, Ser 2018-EXP1, Cl 1A3
4.000%, 04/25/48(A)(F)	40,014	40,795
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54(A)	145,000	152,312
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/47(A)(F)	52	53
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A1
4.000%, 02/25/48(A)(F)	20,315	20,571
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A2
4.000%, 08/25/48(A)(F)	37,636	38,285
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43(A)(F)	212,500	238,778
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 2A
2.705%, 09/25/34(F)	132,666	133,977
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
0.279%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/47	392,698	375,524

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount(1)		Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl AS
5.154%, 01/10/45(A)		$265,000	$266,778
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR15, Cl A1A1
0.609%, VAR ICE LIBOR USD 1 Month+0.520%, 11/25/45		305,818	301,004
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR17, Cl A1A1
0.629%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/45		286,206	276,055
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR2, Cl 1A1A
0.749%, VAR ICE LIBOR USD 1 Month+0.660%, 01/25/45		297,236	295,726
Wells Fargo Commercial Mortgage Trust, Ser 2016-C33, Cl A3
3.162%, 03/15/59		177,326	188,627
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl AS
4.176%, 05/15/47		45,000	48,175

			9,559,441

Total Mortgage-Backed Securities
(Cost $85,345,496)			86,981,943

SOVEREIGN DEBT — 17.9%
Argentina Bonar Bond
36.093%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	2,982,000	16,994
Argentina Treasury Bond BONCER
1.500%, 03/25/24	ARS	33,756,436	298,915
1.400%, 03/25/23	ARS	36,810,432	339,216
1.300%, 09/20/22	ARS	517,800	4,655
1.200%, 03/18/22	ARS	59,007,817	562,605
1.000%, 08/05/21	ARS	5,546,500	55,709
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	28,522,000	160,574
16.000%, 10/17/23	ARS	32,584,000	117,936
15.500%, 10/17/26	ARS	57,109,000	135,155
Brazil Letras do Tesouro Nacional
8.383%, 07/01/24 (E)	BRL	10,250,000	1,542,664
0.000%, 01/01/24 (E)	BRL	2,480,000	390,436
-128.669%, 01/01/25 (E)(G)	BRL	1,996,000	2,861,789
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/25	BRL	1,420,000	282,286
10.000%, 01/01/29	BRL	610,000	121,337

SOVEREIGN DEBT (continued)

	Face Amount(1)		Value
10.000%, 01/01/31	BRL	980,000	$193,170
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/27	BRL	6,500,000	1,292,931
Colombian TES
10.000%, 07/24/24	COP	1,838,000,000	539,682
7.750%, 09/18/30	COP	3,496,600,000	948,599
7.500%, 08/26/26	COP	2,040,000,000	559,184
7.000%, 05/04/22	COP	75,000,000	19,997
6.250%, 11/26/25	COP	1,147,000,000	302,132
5.750%, 11/03/27	COP	790,000,000	196,486
Columbia Government International Bond
4.125%, 05/15/51		200,000	186,524
Dominican Republic International Bond
5.300%, 01/21/41(A)		150,000	151,689
4.875%, 09/23/32(A)		150,000	155,627
Egypt Government International Bond
5.875%, 02/16/31(A)		200,000	192,400
Ghana Government International Bond
19.750%, 03/25/24	GHS	960,000	167,560
19.750%, 03/15/32	GHS	2,890,000	483,863
19.000%, 11/02/26	GHS	2,890,000	485,910
18.750%, 01/24/22	GHS	1,040,000	176,082
17.600%, 11/28/22	GHS	100,000	16,799
Indonesia Government International Bond
8.375%, 03/15/24	IDR	20,976,000,000	1,592,034
3.700%, 01/08/22(A)		200,000	202,680
Indonesia Treasury Bond
6.500%, 06/15/25	IDR	47,342,000,000	3,453,470
5.500%, 04/15/26	IDR	39,500,000,000	2,768,073
Japan Treasury Discount Bill
-0.145%, 08/10/21 (E)(G)	JPY	236,900,000	2,159,475
-0.123%, 08/25/21 (E)(G)	JPY	473,800,000	4,319,127
-11.880%, 12/10/21 (E)(G)	JPY	92,000,000	838,953
-12.139%, 10/25/21 (E)(G)	JPY	110,500,000	1,007,494
-12.388%, 08/16/21 (E)(G)	JPY	59,300,000	540,561
-12.683%, 12/20/21 (E)(G)	JPY	182,400,000	1,663,376
-12.758%, 11/22/21 (E)(G)	JPY	160,750,000	1,465,792
Korea Monetary Stabilization Bond
0.905%, 04/02/23	KRW	2,860,000,000	2,472,496
Korea Treasury Bond
1.875%, 03/10/22	KRW	2,848,000,000	2,490,874
1.875%, 03/10/24	KRW	2,650,000,000	2,331,087
1.375%, 09/10/21	KRW	4,200,000,000	3,654,346
1.375%, 09/10/24	KRW	4,000,000,000	3,464,026
0.875%, 12/10/23	KRW	2,276,000,000	1,955,681
Letras de la Nacion Argentina con Ajuste por CER
0.274%, 09/13/21 (E)	ARS	5,344,526	42,318
-1146.206%, 02/28/22 (E)(G)	ARS	6,542,200	44,924
Mexican Bonos
10.000%, 12/05/24	MXN	1,420,000	79,417
8.500%, 05/31/29	MXN	20,950,800	1,158,468

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

SOVEREIGN DEBT (continued)

	Face Amount(1)		Value
8.000%, 12/07/23	MXN	7,727,000	$405,886
6.750%, 03/09/23	MXN	3,313,000	169,175
6.500%, 06/09/22	MXN	64,744,000	3,279,571
5.750%, 03/05/26	MXN	9,600,000	468,511
Mexico Government International Bond
3.771%, 05/24/61		200,000	186,434
Monetary Authority of Singapore Bill
0.326%, 08/13/21 (E)	SGD	250,000	184,494
0.312%, 08/20/21 (E)	SGD	1,650,000	1,217,595
0.303%, 10/15/21 (E)	SGD	1,730,000	1,276,101
Morocco Government International Bond
4.000%, 12/15/50(A)		200,000	187,577
Norway Government Bond
3.000%, 03/14/24 (A)	NOK	9,451,000	1,131,899
2.000%, 05/24/23 (A)	NOK	17,470,000	2,028,919
1.750%, 03/13/25 (A)	NOK	3,113,000	363,507
1.500%, 02/19/26 (A)	NOK	1,971,000	228,606
Oman Government International Bond
3.875%, 03/08/22(A)		200,000	202,000
Peruvian Government International Bond
2.392%, 01/23/26		30,000	30,700
Qatar Government International Bond
3.875%, 04/23/23(A)		200,000	211,793
Republic of Ghana Government Bonds
19.250%, 11/27/23	GHS	60,000	10,405
18.850%, 09/28/23	GHS	120,000	20,683
18.300%, 03/02/26	GHS	100,000	16,654
17.700%, 03/18/24	GHS	50,000	8,381
17.600%, 02/20/23	GHS	230,000	38,679
Saudi Government International Bond
3.250%, 10/26/26(A)		385,000	419,175
Singapore Treasury Bill
0.000%, 08/24/21 (E)	SGD	1,550,000	1,143,768
Ukraine Government International Bond
7.253%, 03/15/33(A)		200,000	206,179
Uruguay Government International Bond
9.875%, 06/20/22 (A)	UYU	2,745,000	64,280
8.500%, 03/15/28 (A)	UYU	7,050,000	167,231
8.250%, 05/21/31	UYU	33,865,000	787,696

Total Sovereign Debt
(Cost $71,290,919)			65,119,477

ASSET-BACKED SECURITIES — 3.6%
AUTOMOTIVE — 1.1%
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/23(A)		215,000	220,501
Avis Budget Rental Car Funding AESOP, Ser 2019-1A, Cl A
3.450%, 03/20/23(A)		100,000	101,345

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value
AUTOMOTIVE (continued)
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A2
0.560%, 12/11/34(A)	$100,000	$100,183
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/25	20,000	20,039
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl C
0.980%, 06/15/26	30,000	30,095
Ford Credit Floorplan Master Owner Trust, Ser 2019-3, Cl A1
2.230%, 09/15/24	1,000,000	1,022,147
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A4
0.580%, 01/16/26	800,000	801,885
Mercedes-Benz Auto Lease Trust, Ser 2021-A, Cl A4
0.320%, 10/15/26	500,000	499,453
Nissan Auto Receivables Owner Trust, Ser 2021-A, Cl A4
0.570%, 09/15/27	250,000	249,946
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/26	70,000	70,020
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.900%, 06/15/26	70,000	70,194
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl C
0.950%, 09/15/27	80,000	80,169
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/33(A)	500,000	511,175
Toyota Lease Owner Trust, Ser 2021-A, Cl A4
0.500%, 08/20/25(A)	250,000	250,514

		4,027,666

CREDIT CARDS — 0.6%
Capital One Multi-Asset Execution Trust, Ser 2019-A1, Cl A1
2.840%, 12/15/24	1,000,000	1,014,515
Discover Card Execution Note Trust, Ser 2017-A4, Cl A4
2.530%, 10/15/26	250,000	264,140
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl A
2.490%, 04/15/26	1,000,000	1,019,977

		2,298,632

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value
MORTGAGE RELATED SECURITIES — 0.2%
Asset-Backed Funding Certificates, Ser 2016-OPT1, Cl A2
0.369%, VAR ICE LIBOR USD 1 Month+0.280%, 09/25/36	$159,291	$158,165
Nomura Home Equity Trust, Ser 2006-HE1, Cl M1
0.704%, VAR ICE LIBOR USD 1 Month+0.615%, 02/25/36	131,921	131,569
NovaStar Mortgage Funding Trust, Ser 2007-2, Cl A1A
0.289%, VAR ICE LIBOR USD 1 Month+0.200%, 09/25/37	405,685	398,422

		688,156

OTHER ASSET-BACKED SECURITIES — 1.7%
American Airlines Pass-Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/27	267,109	277,614
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT5, Cl A
3.500%, 05/28/69(A)(F)	53,771	54,928
Bayview Opportunity Master Fund IVb Trust, Ser 2017-SPL3, Cl A
4.000%, 11/28/53(A)(F)	60,208	61,552
Bayview Opportunity Master Fund Trust, Ser 2017-SPL1, Cl A
4.000%, 10/28/64(A)(F)	46,859	47,865
CLI Funding VIII, Ser 2021-1A, Cl A
1.640%, 02/18/46(A)	182,124	181,976
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/24	178,243	188,769
Corevest American Finance Trust, Ser 2019-3, Cl A
2.705%, 10/15/52(A)	78,449	82,468
Domino’s Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/51(A)	50,000	52,164
Invitation Homes Trust, Ser 2018-SFR2, Cl A
0.993%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/37(A)	307,231	307,820
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/69(A)	127,327	127,796
Navient Student Loan Trust, Ser 2014-3, Cl A
0.709%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	229,228	226,486

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-4, Cl A
0.709%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	$223,796	$223,997
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.039%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/48(A)	300,000	305,924
OneMain Financial Issuance Trust, Ser 2021-1A, Cl A2
0.803%, VAR SOFR30A+0.760%, 06/16/36(A)	105,000	106,309
Planet Fitness Master Issuer, Ser 2018-1A, Cl A2I
4.262%, 09/05/48(A)	179,913	180,562
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/36(A)	192,292	195,298
SLM Student Loan Trust, Ser 2007-2, Cl B
0.295%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/25	370,000	333,083
SLM Student Loan Trust, Ser 2007-7, Cl A4
0.455%, VAR ICE LIBOR USD 3 Month+0.330%, 01/25/22	208,985	204,673
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.825%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/23	69,777	70,470
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.225%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/23	307,522	308,326
SLM Student Loan Trust, Ser 2008-6, Cl B
1.975%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/83	320,000	314,073
SLM Student Loan Trust, Ser 2008-9, Cl A
1.625%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/23	107,876	108,659
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.289%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/34	150,000	152,275
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.039%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/28	209,687	207,294

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2014-1, Cl A3
0.689%, VAR ICE LIBOR USD 1 Month+0.600%, 02/26/29	$183,741	$178,013
SMB Private Education Loan Trust, Ser 2021-A, Cl APT2
1.070%, 01/15/53(A)	91,291	90,770
Soundview Home Loan Trust, Ser 2005-2, Cl M5
1.079%, VAR ICE LIBOR USD 1 Month+0.990%, 07/25/35	82,353	83,650
Textainer Marine Containers VII, Ser 2021-1A, Cl A
1.680%, 02/20/46(A)	96,670	96,453
Towd Point Mortgage Trust, Ser 2015-4, Cl M2
3.750%, 04/25/55(A)(F)	195,000	203,630
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/56(A)(F)	171,781	174,351
Triton Container Finance VIII, Ser 2021-1A, Cl A
1.860%, 03/20/46(A)	97,167	97,342
Verizon Master Trust, Ser 2021-1, Cl A
0.500%, 05/20/27	775,000	776,338

		6,020,928

Total Asset-Backed Securities
(Cost $12,950,024)		13,035,382

MUNICIPAL BONDS — 2.7%
Arkansas — 0.1%
University of Arkansas, Ser S, RB
2.730%, 11/01/31	250,000	270,201

California — 0.7%
California State University, Ser B, RB
2.939%, 11/01/52	350,000	351,022
Los Angeles City, Wastewater System Revenue, RB
5.713%, 06/01/39	300,000	431,618
Norman Y Mineta San Jose International Airport SJC, Ser C, RB
3.290%, 03/01/41	250,000	260,085
University of California, Ser AS, RB
3.552%, 05/15/39	500,000	581,453
University of California, Regents Medical Center, Ser M, RB
2.859%, 05/15/30	500,000	546,059
University of California, Regents Medical Center, Ser N, RB

MUNICIPAL BONDS (continued)

	Face Amount	Value
California (continued)
3.256%, 05/15/60	$215,000	$237,634

		2,407,871

Florida — 0.1%
Greater Orlando, Aviation Authority, Ser C, RB
3.494%, 10/01/36	500,000	536,914

Georgia — 0.1%
State of Georgia, Ser B, GO
1.450%, 08/01/34	500,000	486,387

Maine — 0.1%
Maine State, Housing Authority, Ser D, RB
3.289%, 11/15/31	250,000	267,225

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Ser A, RB
1.654%, 07/01/25	100,000	103,488

Montana — 0.1%
Montana State, Board of Regents, Ser C, RB
3.225%, 11/15/49	500,000	516,789

New York — 0.4%
Metropolitan Transportation Authority, Ser C2, RB
5.175%, 11/15/49	25,000	33,782
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/46	500,000	694,814
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.508%, 08/01/37	120,000	163,695
New York State, Dormitory Authority, Ser S, RB
3.998%, 07/01/39	250,000	283,317
New York State, New York City, Ser D, GO
1.823%, 08/01/30	110,000	110,866

		1,286,474

Ohio — 0.1%
University of Cincinnati, Ser B, RB
2.883%, 06/01/32	250,000	271,182

Oregon — 0.1%
Oregon State, Department of Transportation, Ser B, RB
2.951%, 11/15/33	250,000	274,713

Pennsylvania — 0.1%
University of Pittsburgh of the Commonwealth System of Higher Education, Ser C, RB
3.005%, 09/15/41	250,000	268,766

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

MUNICIPAL BONDS (continued)

	Face Amount	Value
Texas — 0.5%
Austin, Electric Utility Revenue, Ser C, RB
3.566%, 11/15/49	$250,000	$269,661
Grand Parkway Transportation, Ser B, RB
3.236%, 10/01/52	275,000	283,185
Houston, Combined Utility System Revenue, Ser E, RB
3.923%, 11/15/30	250,000	293,021
North Texas Tollway Authority, RB
2.527%, 01/01/35	250,000	257,092
Texas State, GO
2.884%, 04/01/33	250,000	275,956
Texas Tech University System, RB
2.153%, 02/15/34	400,000	411,485

		1,790,400

Virginia — 0.0%
University of Virginia, Ser A, RB
3.227%, 09/01/19	175,000	177,702

Washington — 0.1%
Port of Seattle Washington, Ser D, RB
2.148%, 08/01/31	220,000	225,946
Washington State University, Ser A, RB
3.163%, 10/01/38	250,000	265,680

		491,626

West Virginia — 0.2%
West Virginia University, RB
2.429%, 10/01/35	250,000	254,531
West Virginia University, Ser B, RB
4.471%, 10/01/42	500,000	629,362

		883,893

Total Municipal Bonds
(Cost $9,326,069)		10,033,631

LOAN PARTICIPATION NOTES — 1.0%
AEROSPACE AND DEFENSE — 0.0%
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
3.092%, VAR LIBOR+2.250%, 12/09/25	68,686	67,423
TransDigm Inc., Tranche G Refinancing Term Loan, 1st Lien
2.342%, VAR LIBOR+2.250%, 08/22/24	36,966	36,362

		103,785

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value
AUTOMOTIVE — 0.0%
SRAM, LLC, Initial Term Loan, 1st Lien
0.028%, 05/18/28(F)	$38,315	$38,076

BROADCASTING AND ENTERTAINMENT — 0.0%
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.588%, VAR LIBOR+2.500%, 11/18/24	69,389	68,365
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
2.115%, VAR LIBOR+2.000%, 04/30/28	75,980	74,545

		142,910

BUILDING AND DEVELOPMENT — 0.1%
American Builders & Contractors Supply Co., Inc., Term Loan
2.115%, 01/15/27(F)	109,443	108,075
DT Midstream, Term Loan, 1st Lien
2.500%, 05/25/28(F)	63,333	63,141
Frontdoor Term Loan, 1st Lien
2.354%, 05/19/28(F)	5,469	5,451
Quikrete Holdings, Inc., Initial Term Loan
2.604%, 02/01/27(F)	109,444	108,030
Quikrete Holdings, Inc., Term Loan B-1, 1st Lien
0.122%, 06/09/28(F)	48,480	47,945
Summit Materials, LLC, Term Loan, 1st Lien
0.177%, 11/21/24 (F)	148,581	147,931

		480,573

BUSINESS EQUIPMENT AND SERVICES — 0.1%
AECOM (fka AECOM Technology Corporation), Incremental Term B Facility, 1st Lien
1.842%, VAR LIBOR+1.750%, 04/13/28	60,000	59,831
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR ICE LIBOR USD 1 Month+2.500%, 03/01/24	145,293	145,005
WEX Inc., Term B Loan, 1st Lien
2.342%, VAR LIBOR+2.250%, 03/31/28	77,077	76,167

		281,003

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value
CABLE AND SATELLITE TELEVISION — 0.1%
CSC Holdings Inc. Term Loan B (2017)
2.343%, VAR LIBOR+2.250%, 07/17/25	$108,582	$106,772
E.W. Scripps Company, The, Tranche B-3 Term Loan, 1st Lien
3.750%, VAR LIBOR+3.000%, 01/07/28	41,963	41,818
Sinclair Television Group, Inc., Tranche B-2b Term Loan, 1st Lien
2.680%, VAR LIBOR+2.500%, 09/30/26	63,863	62,845
Virgin Media Bristol LLC, N Facility, 1st Lien
2.593%, VAR LIBOR+2.500%, 01/31/28	110,000	108,259

		319,694

DIVERSIFIED/CONGLOMERATE SERVICE — 0.0%
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
1.842%, VAR LIBOR+1.750%, 11/16/26	98,316	97,046

ELECTRONICS/ELECTRICAL — 0.1%
Sabre GLBL Inc., 2020 Other Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/17/27	–	—
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 12/17/27	30,503	30,122
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 12/17/27	48,624	48,016
SS&C Technologies Holdings, Inc., Term B-5 Loan, 1st Lien
1.842%, VAR LIBOR+1.750%, 04/16/25	107,177	105,460
Uber Technologies, Inc., 2021 Refinancing Term Loan, 1st Lien
0.020%, 02/25/27(F)	107,187	106,704
UPC Financing Partnership , Facility AT, 1st Lien
2.412%, VAR LIBOR+2.250%, 04/30/28	73,419	72,150

		362,452

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value
FINANCIAL INTERMEDIARIES — 0.1%
Citadel Securities LP, 2021 Term Loan, 1st Lien
2.592%, VAR LIBOR+2.500%, 02/02/28	$74,800	$73,464
WMG Acquisition Corp., Tranche G Term Loan
0.000%, 01/20/28 (F)	52,250	51,521
Zebra Buyer LLC, Term Loan, 1st Lien
0.077%, 04/21/28 (F)	47,500	47,500

		172,485

HEALTH CARE — 0.1%
Bausch Health Companies Inc., First Incremental Term Loan, 1st Lien
2.842%, VAR LIBOR+2.750%, 11/27/25	117,714	116,471
Elanco Animal Health Incorporated, Term Loan, 1st Lien
1.850%, VAR LIBOR+1.750%, 08/01/27	109,355	107,265
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.084%, VAR LIBOR+2.000%, 11/15/27	49,250	48,551

		272,287

INDUSTRIAL EQUIPMENT — 0.0%
Altra Industrial Motion Corp., Term Loan, 1st Lien
2.147%, VAR LIBOR+2.000%, 09/26/25	32,910	32,664

INFORMATION TECHNOLOGY — 0.1%
On Semiconductor Corp Term Loan B-4
2.121%, 09/19/26 (F)	149,045	147,438

INSURANCE — 0.1%
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.342%, VAR LIBOR+3.250%, 12/23/26	126,843	124,405
Asurion, LLC, Replacement B-6 Term Loan, 1st Lien
3.217%, VAR LIBOR+3.125%, 11/03/23	21,256	21,022
USI, Inc., 2019 New Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 12/02/26	24,625	24,317

		169,744

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value
LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT — 0.0%
Churchill Downs Incorporated, 2021 Incremental Term B Loan
2.100%, 03/17/28 (F)	$130,109	$128,320

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — 0.0%
Nielsen Finance LLC (VNU, Inc.), Term B-4 Loan, 1st Lien
2.103%, 10/04/23 (F)	133,943	133,525

PERSONAL, FOOD AND MISCELLANEOUS SERVICES — 0.1%
1011778 B.C. Unlimited Liability Company, Term B-4 Loan, 1st Lien
1.842%, VAR LIBOR+1.750%, 11/19/26	182,225	178,580
Aramark Intermediate HoldCo Corporation, U.S. Term B-5 Loan, 1st Lien
0.072%, 04/01/28 (F)	74,728	74,215

		252,795

PUBLISHING — 0.0%
Meredith Corporation, Tranche B-2 Term Loan, 1st Lien
2.604%, VAR LIBOR+2.500%, 01/31/25	110,852	110,021

REAL ESTATE — 0.0%
RE/MAX, LLC, Term Loan, 1st Lien
3.000%, 06/23/28	35,000	34,891
0.112%, 12/15/23(F)	35,228	35,183

		70,074

RETAIL STORES — 0.0%
Iron Mountain Information Management, LLC, Incremental Term B Loan, 1st Lien
1.842%, 01/02/26(F)	112,103	109,861

RETAILERS (EXCEPT FOOD & DRUG) — 0.0%
Beacon Roofing Supply, Inc., 2028 Term Loan, 1st Lien
2.593%, VAR LIBOR+2.500%, 04/21/28	116,923	115,857

SERVICE — 0.0%
KAR Auction Services, Inc., Tranche B-6 Term Loan, 1st Lien
2.438%, VAR LIBOR+2.250%, 09/13/26	29,475	28,959

UTILITIES — 0.1%
Calpine Corporation, Term Loan
2.100%, 04/05/26(F)	32,115	31,552
Calpine Corporation, Term Loan B-10
2.104%, 08/12/26 (F)	42,505	41,774

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value
UTILITIES — (continued)
PG&E Corporation, Term Loan, 1st Lien
3.500%, 06/23/25(F)	$89,100	$86,724

		160,050

Total Loan Participation Notes
(Cost $3,756,346)		3,729,619

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FHLB
4.000%, 09/01/28	315,000	376,817
3.250%, 06/09/28	250,000	287,237
2.375%, 09/10/21	250,000	250,617
FHLMC
2.750%, 06/19/23	250,000	262,026
FNMA
2.625%, 09/06/24	250,000	267,750
2.125%, 04/24/26	250,000	266,736
1.875%, 09/24/26	500,000	528,632
0.750%, 10/08/27	500,000	494,367
Tennessee Valley Authority
4.625%, 09/15/60	215,000	328,788
4.250%, 09/15/65	300,000	438,402

Total U.S. Government Agency Obligations
(Cost $3,256,179)		3,501,372

Total Investments in Securities – 102.7%
(Cost $369,228,744)		$373,556,347

PURCHASED SWAPTIONS * – 0.0%

	Number of Contracts	Value
Total Purchased Swaptions — 0.0%
(Cost $13,275)	450,000	$13,620

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

A list of the open OTC swaption contracts held by the Fund at July 31, 2021, is as follows:

PURCHASED SWAPTION — 0.0%

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value
Put Swaptions — 0.0%

3Y30Y Put*	Bank of America Merrill Lynch	450,000	$2.75	01/20/24	$13,620

Total Purchased Swaption (Cost $13,275)					$13,620

A list of the futures contracts held by the Fund at July 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. Ultra Long Treasury Bond	7	Sep-2021	$1,290,635	$1,396,719	$106,084

A list of the forward foreign currency contracts held by the Fund at July 31, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Citigroup	08/03/21-05/03/22	CAD	5,176,801	EUR	7,842,800	$132,307
Citigroup	08/05/21-08/13/21	MXN	4,484,112	USD	89,830,000	23,510
Citigroup	08/05/21-11/01/21	USD	162,544,000	MXN	7,892,542	(247,194)
Citigroup	08/06/21-10/04/21	CLP	2,381,476	USD	1,715,299,000	(123,511)
Citigroup	08/16/21-11/18/21	USD	5,130,373	AUD	3,979,726	213,377
Citigroup	08/23/21	EUR	3,262,582	USD	2,730,000	(22,636)
Citigroup	08/23/21-01/31/22	USD	12,942,517	EUR	15,635,813	259,357
Citigroup	08/23/21	JPY	1,767,333	AUD	146,513,649	38,636
Citigroup	08/23/21	AUD	149,726,905	JPY	1,767,333	(67,931)
Citigroup	08/24/21	USD	95,640,000	JPY	880,598	8,647
Citigroup	08/24/21-10/25/21	EUR	180,286,487	JPY	1,383,181	(1,350)
Citigroup	08/24/21-10/25/21	JPY	1,383,181	EUR	175,627,938	(41,139)
Citigroup	08/24/21	JPY	907,785	USD	95,640,000	(35,833)
Citigroup	09/07/21-01/27/22	INR	3,908,090	USD	293,036,810	(7,478)
Bank of America	09/10/21-01/12/22	CNY	7,967,673	USD	51,590,760	(45,680)
Citigroup	09/15/21-06/21/22	NOK	4,137,069	EUR	42,627,038	(126,714)
Deutsche Bank	09/15/21-06/15/22	SEK	2,434,100	EUR	24,864,150	(2,892)
Bank of America	09/21/21-12/21/21	NZD	1,762,651	USD	2,480,000	(36,773)
Deutsche Bank	09/29/21-11/29/21	SEK	3,122,072	USD	26,273,757	(68,198)

						$(151,495)

A list of the centrally cleared interest rate swap contracts held by the Fund at July 31, 2021, is as follows:

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
3 MONTH USD - LIBOR	1.073%	Quarterly	07/24/2025	USD	1,295,000	$1,575	$–	$1,575
3 MONTH USD - LIBOR	1.030%	Quarterly	07/24/2025	USD	2,590,000	706	–	706
3 MONTH USD - LIBOR	1.036%	Quarterly	07/24/2025	USD	1,910,000	828	–	828
1.808%	3 MONTH USD - LIBOR	Semi-Annual	07/24/2053	USD	110,000	(1,954)	–	(1,954)
3M USD LIBOR	1.773%	Semi-Annual	07/24/2053	USD	220,000	(2,018)	–	(2,018)
3 MONTH USD - LIBOR	1.785%	Semi-Annual	07/24/2053	USD	155,000	(1,897)	–	(1,897)

						$(2,760)	$–	$(2,760)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
CORE PLUS BOND FUND
July 31, 2021
(unaudited)

Percentages are based on net assets of $363,712,268.

(1)	In U.S. Dollars unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(B)	Security in default on interest payments.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities considered illiquid. The total value of such securities as of July 31, 2021 was $136,418 and represented 0.0% of Net Assets.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

ARS — Argentine Peso

AUD — Australian Dollar

BADLAR — Central Bank of Argentina’s average rate

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GHS — Ghanaian Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norwegian Krone

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

TBA — To Be Announced

UMBS — Uniform Mortgage Backed Securities

USD — United States Dollar

UYU — Uruguayan Peso

VAR – Variable Rate

The following is a list of the inputs used as of July 31, 2021, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$102,665,004	$136,418	$102,801,422
U.S. Treasury Obligations	—	88,353,501	—	88,353,501
Mortgage-Backed Securities	—	86,981,943	—	86,981,943
Sovereign Debt	—	65,119,477	—	65,119,477
Asset-Backed Securities	—	13,035,382	—	13,035,382
Municipal Bonds	—	10,033,631	—	10,033,631
Loan Participation Notes	—	3,729,619	—	3,729,619
U.S. Government Agency Obligations	—	3,501,372	—	3,501,372

Total Investments in Securities	$—	$373,419,929	$136,418	$373,556,347

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Swaptions	$13,620	$–	$–	$13,620
Futures Contracts *
Unrealized Appreciation	106,084	–	–	106,084
Forwards Contracts *
Unrealized Appreciation	–	675,834	–	675,834
Unrealized Depreciation	–	(827,329)	–	(827,329)
Interest Rate Swaps *
Unrealized Appreciation	–	3,109	–	3,109
Unrealized Depreciation	–	(5,869)	–	(5,869)

Total Other Financial Instruments	$119,704	$(154,255)	$–	$(34,551)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2021, there were no transfers in or out of level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.